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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                       GREG J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406

                     --------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500
Date of fiscal year end:   DECEMBER 31
Date of reporting period:  January 1, 2006 - March 31, 2006

Item 1. SCHEDULE OF INVESTMENTS

                                                        RUSSELL INVESTMENT FUNDS

(2006 QUARTERLY REPORT GRAPHIC)

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND


MARCH 31, 2006


                                                                  (RUSSELL LOGO)

Russell Investment Funds

Russell Investment Funds
is a series investment company
with five different investment
portfolios referred to as Funds. This
Quarterly Report reports on all five
of the Funds.

Frank Russell Investment
Management Company

Responsible for overall management
and administration of the Funds.

                                  [Blank Page]

                            Russell Investment Funds

                                Quarterly Report

                           March 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................         8

Non-U.S. Fund........................................................        19

Real Estate Securities Fund..........................................        31

Core Bond Fund.......................................................        33

Notes to Schedules of Investments....................................        47

Notes to Quarterly Report............................................        48

Shareholder Requests for Additional Information......................        54

Copyright (c) Frank Russell Company 2006.  All rights reserved.

The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Fund Distributors, Inc., is the distributor of Russell Investment Funds.

                                  [Blank Page]

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.0%
Auto and Transportation - 2.7%
ArvinMeritor, Inc.                                      2,000              30
Burlington Northern Santa Fe Corp.                     14,050           1,171
CH Robinson Worldwide, Inc.                             6,900             339
CSX Corp.                                              25,950           1,552
FedEx Corp.                                             4,300             486
Lear Corp. (N)                                          1,000              18
Norfolk Southern Corp.                                 47,650           2,576
Polaris Industries, Inc. (N)                            7,800             425
Southwest Airlines Co.                                 22,500             405
Swift Transportation Co., Inc. (AE)(N)                  1,000              22
Toyota Motor Corp. - ADR                                3,200             348
TRW Automotive Holdings Corp. (AE)                      2,400              56
Union Pacific Corp.                                     5,100             476
United Parcel Service, Inc. Class B                    27,000           2,143
                                                                 ------------
                                                                       10,047
                                                                 ------------

Consumer Discretionary - 14.6%
Activision, Inc. (AE)                                  32,200             444
Advance Auto Parts, Inc.                               20,300             845
Bed Bath & Beyond, Inc. (AE)                           12,900             495
Carnival Corp.                                         38,300           1,814
Cendant Corp.                                          24,800             430
Chico's FAS, Inc. (AE)                                  9,150             372
Circuit City Stores, Inc.                               3,300              81
Coach, Inc. (AE)                                       27,080             937
Costco Wholesale Corp.                                  9,800             531
Dick's Sporting Goods, Inc. (AE)                        6,200             246
DIRECTV Group, Inc. (The) (AE)                          2,000              33
eBay, Inc. (AE)                                        82,450           3,221
Electronic Arts, Inc. (AE)                             22,900           1,253
Estee Lauder Cos., Inc. (The) Class A (N)              21,800             811
Family Dollar Stores, Inc.                             27,100             721
GameStop Corp. Class A (AE)(N)                         14,400             679
Gap, Inc. (The)                                        20,800             389
Google, Inc. Class A (AE)                              14,980           5,842
Harrah's Entertainment, Inc.                            7,200             561
Hasbro, Inc.                                           45,200             954
Hewitt Associates, Inc. Class A (AE)(N)                34,400           1,023
Home Depot, Inc.                                       47,100           1,992
International Flavors & Fragrances, Inc.               11,600             398
International Game Technology                          19,750             696
Kimberly-Clark Corp.                                   13,100             757
Kohl's Corp. (AE)                                      68,700           3,642
Las Vegas Sands Corp. (AE)                              6,520             369
Limited Brands, Inc.                                   34,400             841
McDonald's Corp.                                      151,850           5,218
Monster Worldwide, Inc. (AE)                            8,910             444
Newell Rubbermaid, Inc.                                53,500           1,348

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nike, Inc. Class B                                     24,800           2,111
Office Depot, Inc. (AE)                                11,900             443
OfficeMax, Inc. (N)                                    14,000             422
Omnicom Group, Inc.                                     5,900             491
PHH Corp. (AE)(N)                                       4,800             128
Quiksilver, Inc. (AE)(N)                               47,100             653
RR Donnelley & Sons Co.                                19,300             632
Sabre Holdings Corp. Class A                           14,600             344
Scientific Games Corp. Class A (AE)(N)                 20,990             737
Sears Holdings Corp. (AE)                              11,200           1,481
ServiceMaster Co. (The)                                33,300             437
Six Flags, Inc. (AE)(N)                                 2,000              20
Starbucks Corp. (AE)                                   21,710             817
Starwood Hotels & Resorts Worldwide, Inc. (o)          23,880           1,617
Time Warner, Inc.                                      71,100           1,194
Urban Outfitters, Inc. (AE)(N)                         28,000             687
VF Corp.                                                9,700             552
Wal-Mart Stores, Inc.                                  68,250           3,224
Walt Disney Co.                                        35,100             979
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             11,200             249
                                                                 ------------
                                                                       54,605
                                                                 ------------

Consumer Staples - 6.5%
Altria Group, Inc.                                     43,250           3,065
Coca-Cola Co. (The)                                    14,300             599
Coca-Cola Enterprises, Inc.                             4,600              93
Colgate-Palmolive Co.                                  58,400           3,335
ConAgra Foods, Inc.                                    21,100             453
CVS Corp.                                              27,800             830
Hershey Co. (The)                                       2,000             104
HJ Heinz Co.                                           22,100             838
Kellogg Co.                                             5,400             238
Kroger Co. (The)                                       22,600             460
Molson Coors Brewing Co. Class B (N)                   13,200             906
Pepsi Bottling Group, Inc.                              6,900             210
PepsiCo, Inc.                                          94,330           5,451
Procter & Gamble Co.                                  110,160           6,347
UST, Inc.                                              16,900             703
Whole Foods Market, Inc. (N)                           11,180             743
                                                                 ------------
                                                                       24,375
                                                                 ------------

Financial Services - 16.9%
AG Edwards, Inc.                                       18,600             927
Allstate Corp. (The)                                   11,400             594

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Express Co.                                   82,200           4,320
American International Group, Inc.                     92,510           6,114
AmSouth Bancorporation                                 18,700             506
Annaly Mortgage Management, Inc. (o)(N)                16,400             199
AON Corp.                                              45,700           1,897
Bank of America Corp.                                 126,091           5,742
Bank of New York Co., Inc. (The)                       49,250           1,775
BB&T Corp.                                             12,700             498
Capital One Financial Corp.                            12,700           1,023
CB Richard Ellis Group, Inc. Class A (AE)               7,130             575
Charles Schwab Corp. (The) (AE)                        35,730             615
Chicago Mercantile Exchange Holdings, Inc.              1,290             577
Chubb Corp.                                             9,400             897
Cigna Corp.                                             3,000             392
CIT Group, Inc.                                         7,900             423
Citigroup, Inc.                                       127,250           6,010
City National Corp.                                       900              69
Commerce Bancorp, Inc. (N)                             13,900             509
Countrywide Financial Corp.                            26,900             987
Cullen/Frost Bankers, Inc.                              5,700             306
Dow Jones & Co., Inc. (N)                              16,000             629
Fidelity National Financial, Inc.                       7,400             263
Fifth Third Bancorp (N)                                 5,700             224
First American Corp. (N)                                3,200             125
First Data Corp.                                       10,700             501
Franklin Resources, Inc.                                5,200             490
Freddie Mac                                             9,700             592
Fulton Financial Corp. (N)                              1,800              31
Global Payments, Inc. (N)                               9,660             512
Golden West Financial Corp.                             2,100             143
Goldman Sachs Group, Inc.                               4,800             753
Hartford Financial Services Group, Inc.                17,400           1,402
HCC Insurance Holdings, Inc.                            1,900              66
Healthcare Realty Trust, Inc. (o)(N)                    1,900              71
Huntington Bancshares, Inc. (N)                        35,500             857
Jones Lang LaSalle, Inc. (N)                            1,800             138
JPMorgan Chase & Co.                                  137,550           5,728
KeyCorp                                                 4,300             158
Kimco Realty Corp. (o)                                  7,400             301
LandAmerica Financial Group, Inc. (N)                   3,000             203
Lincoln National Corp. (N)                              5,500             300
Loews Corp.                                             3,800             385
Marsh & McLennan Cos., Inc.                             7,800             229
Marshall & Ilsley Corp.                                 7,600             331
Mellon Financial Corp.                                  9,700             345
Merrill Lynch & Co., Inc.                              15,680           1,235
Metlife, Inc.                                           9,100             440
Morgan Stanley (AE)                                    13,100             823

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nasdaq Stock Market, Inc. (The) (AE)(N)                13,990             560
Paychex, Inc.                                          32,400           1,350
PNC Financial Services Group, Inc.                      6,800             458
Principal Financial Group, Inc.                         7,400             361
Protective Life Corp.                                     600              30
Raymond James Financial, Inc. (N)                       3,000              89
Ryder System, Inc.                                      3,000             134
Simon Property Group, Inc. (o)                          5,100             429
South Financial Group, Inc. (The) (N)                  21,100             552
St. Paul Travelers Cos., Inc. (The)                    58,161           2,430
Stancorp Financial Group, Inc.                          1,400              76
State Street Corp.                                        500              30
SunTrust Banks, Inc.                                   17,700           1,288
UnionBanCal Corp.                                       1,000              70
US Bancorp                                             35,700           1,089
Wachovia Corp.                                         17,500             981
Washington Mutual, Inc.                                19,100             814
Whitney Holding Corp. (N)                               2,300              82
                                                                 ------------
                                                                       63,053
                                                                 ------------

Health Care - 13.9%
Abbott Laboratories                                    87,950           3,735
Aetna, Inc.                                             7,800             383
Allergan, Inc.                                          4,740             514
Alpharma, Inc. Class A (N)                              1,700              46
Amgen, Inc. (AE)                                       33,800           2,459
Amylin Pharmaceuticals, Inc. (AE)(N)                    5,100             250
Baxter International, Inc.                             63,100           2,449
Biogen Idec, Inc. (AE)                                  2,600             122
Cardinal Health, Inc.                                  27,600           2,057
Caremark Rx, Inc. (AE)                                 63,240           3,110
Celgene Corp. (AE)                                     13,900             615
Cerner Corp. (AE)(N)                                   13,880             659
Charles River Laboratories International, Inc.
   (AE)(N)                                             14,700             721
Conor Medsystems, Inc. (AE)                             5,400             159
DaVita, Inc. (AE)                                      15,400             927
Eli Lilly & Co.                                        70,400           3,893
Express Scripts, Inc. (AE)                              5,740             504
Fisher Scientific International, Inc. (AE)              6,500             442
Genentech, Inc. (AE)                                   35,080           2,965
Genzyme Corp. (AE)                                      8,880             597
Gilead Sciences, Inc. (AE)                             20,720           1,289
Human Genome Sciences, Inc. (AE)(N)                    76,800             835
Intuitive Surgical, Inc. (AE)(N)                        4,830             570
Johnson & Johnson                                      40,300           2,386
Kinetic Concepts, Inc. (AE)                             7,700             317
Medco Health Solutions, Inc. (AE)                      10,700             612

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medimmune, Inc. (AE)                                    8,800             322
Medtronic, Inc.                                        30,500           1,548
Merck & Co., Inc.                                      20,100             708
Novartis AG - ADR                                      27,650           1,533
Omnicare, Inc. (N)                                     17,760             977
Panacos Pharmaceuticals, Inc. (AE)(N)                  30,700             232
PDL BioPharma, Inc. (AE)(N)                            21,200             695
Perrigo Co. (N)                                         3,700              60
Pfizer, Inc.                                          118,400           2,950
Quest Diagnostics, Inc.                                18,200             934
Schering-Plough Corp.                                  13,000             247
Stryker Corp.                                          28,300           1,255
Tenet Healthcare Corp. (AE)                            12,200              90
UnitedHealth Group, Inc.                               41,430           2,314
Varian Medical Systems, Inc. (AE)                       4,500             253
WellPoint, Inc. (AE)                                   29,600           2,292
Wyeth                                                  59,000           2,863
                                                                 ------------
                                                                       51,889
                                                                 ------------

Integrated Oils - 5.2%
Amerada Hess Corp.                                      9,500           1,353
Chevron Corp.                                          32,000           1,855
ConocoPhillips                                         45,600           2,879
Exxon Mobil Corp.                                     106,600           6,488
Marathon Oil Corp.                                     55,152           4,201
Occidental Petroleum Corp.                             18,400           1,705
Suncor Energy, Inc.                                    12,700             978
                                                                 ------------
                                                                       19,459
                                                                 ------------

Materials and Processing - 4.6%
Air Products & Chemicals, Inc.                         14,000             941
Alcoa, Inc.                                            16,000             489
Allegheny Technologies, Inc.                            6,300             385
Archer-Daniels-Midland Co.                             26,490             891
Avery Dennison Corp.                                    8,900             521
Bemis Co.                                              16,000             505
BHP Billiton, Ltd. - ADR (N)                           18,600             741
Bowater, Inc. (N)                                      22,000             651
Bunge, Ltd. (N)                                         9,750             543
Celanese Corp.                                          3,500              73
Cemex SA de CV - ADR                                    7,830             511
Chemtura Corp.                                         19,400             229
Dow Chemical Co. (The)                                 27,900           1,133
EI Du Pont de Nemours & Co.                            23,100             975
International Paper Co.                                28,300             978
Lennox International, Inc. (N)                          1,600              48
Lubrizol Corp.                                          3,100             133
Lyondell Chemical Co.                                  23,700             472
Martin Marietta Materials, Inc.                         4,000             428
Masco Corp.                                            15,350             499
MeadWestvaco Corp.                                     26,900             735
Monsanto Co.                                           12,100           1,026
Mueller Industries, Inc.                                2,000              71

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Packaging Corp. of America (N)                         26,300             590
Phelps Dodge Corp.                                      3,400             274
Precision Castparts Corp.                               2,800             166
Rohm & Haas Co.                                        11,100             542
RPM International, Inc. (N)                            17,500             314
Scotts Miracle-Gro Co. (The) Class A                    4,100             188
Timken Co.                                              3,800             123
United States Steel Corp.                              19,300           1,171
USG Corp. (AE)(N)                                         700              66
Valspar Corp.                                          15,400             429
Vulcan Materials Co.                                      900              78
Weyerhaeuser Co.                                        4,400             319
                                                                 ------------
                                                                       17,238
                                                                 ------------

Miscellaneous - 5.6%
3M Co.                                                 34,800           2,634
General Electric Co.                                  298,620          10,386
Hillenbrand Industries, Inc.                            7,500             412
Honeywell International, Inc.                          98,800           4,226
ITT Industries, Inc.                                      900              51
Textron, Inc.                                          33,920           3,168
                                                                 ------------
                                                                       20,877
                                                                 ------------

Other Energy - 3.1%
Anadarko Petroleum Corp.                                2,500             252
Apache Corp.                                           17,900           1,173
Baker Hughes, Inc.                                     22,600           1,546
Cooper Cameron Corp. (AE)                               5,400             238
ENSCO International, Inc.                               2,900             149
Foundation Coal Holdings, Inc. (N)                      4,100             169
Halliburton Co.                                        52,450           3,830
National-Oilwell Varco, Inc. (AE)                       6,110             392
Newfield Exploration Co. (AE)                          13,700             574
Noble Energy, Inc.                                      4,500             198
Peabody Energy Corp.                                   13,500             680
Pogo Producing Co.                                      1,800              90
Schlumberger, Ltd.                                     16,900           2,139
SEACOR Holdings, Inc. (AE)(N)                           1,800             143
                                                                 ------------
                                                                       11,573
                                                                 ------------

Producer Durables - 3.9%
Agilent Technologies, Inc. (AE)                         9,300             349
American Power Conversion Corp.                        40,400             934
Andrew Corp. (AE)                                      18,300             225
Applied Materials, Inc.                               121,830           2,133
Boeing Co.                                             30,730           2,395
Brooks Automation, Inc. (AE)(N)                         3,300              47

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Caterpillar, Inc.                                      30,000           2,154
Crown Castle International Corp. (AE)                  15,100             428
Diebold, Inc.                                          11,100             456
DR Horton, Inc.                                        10,800             359
Emerson Electric Co.                                   17,000           1,422
ESCO Technologies, Inc. (AE)(N)                         6,700             339
Hubbell, Inc. Class B                                   9,700             497
Illinois Tool Works, Inc.                               5,300             510
Joy Global, Inc. (N)                                   11,955             715
Lennar Corp. Class A                                    4,500             272
Molex, Inc. (N)                                         3,700             123
Steelcase, Inc. Class A                                 2,400              43
Teradyne, Inc. (AE)(N)                                 20,300             315
Thermo Electron Corp. (AE)                             17,900             664
WW Grainger, Inc.                                       1,400             105
                                                                 ------------
                                                                       14,485
                                                                 ------------

Technology - 13.5%
Advanced Micro Devices, Inc. (AE)                      25,340             840
Akamai Technologies, Inc. (AE)(N)                      23,470             772
Altera Corp. (AE)                                      46,600             962
Analog Devices, Inc.                                   11,300             433
Apple Computer, Inc. (AE)                              14,010             879
Applied Micro Circuits Corp. (AE)(N)                   16,400              67
ATI Technologies, Inc. (AE)                            22,000             378
Atmel Corp. (AE)(N)                                    11,000              52
BMC Software, Inc. (AE)                                 3,800              82
Broadcom Corp. Class A (AE)                            18,980             819
Cisco Systems, Inc. (AE)                              143,900           3,118
Conexant Systems, Inc. (AE)(N)                         16,200              56
Corning, Inc. (AE)                                     42,440           1,142
Electronic Data Systems Corp.                           9,100             244
F5 Networks, Inc. (AE)                                  7,100             515
Freescale Semiconductor, Inc. Class B (AE)             28,600             794
General Dynamics Corp.                                  6,400             410
Hewlett-Packard Co.                                   164,570           5,414
International Business Machines Corp.                  33,400           2,755
Intersil Corp. Class A                                  7,900             228
JDS Uniphase Corp. (AE)(N)                            351,930           1,468
Juniper Networks, Inc. (AE)                            28,000             535
LSI Logic Corp. (AE)(N)                                12,100             140
Marvell Technology Group, Ltd. (AE)                    10,030             543
Maxim Integrated Products, Inc.                        55,300           2,054
Micron Technology, Inc. (AE)(N)                       144,100           2,121
Microsoft Corp.                                       299,020           8,136
Motorola, Inc.                                         16,600             380
National Semiconductor Corp.                           35,500             988
PerkinElmer, Inc.                                      16,800             394
Plexus Corp. (AE)(N)                                    1,600              60
Qualcomm, Inc.                                        130,610           6,610
Red Hat, Inc. (AE)(N)                                  15,900             445

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Research In Motion, Ltd. (AE)                           9,800             832
Rockwell Automation, Inc.                               7,740             557
Salesforce.com, Inc. (AE)(N)                           12,700             461
SanDisk Corp. (AE)                                     13,800             794
Sanmina-SCI Corp. (AE)                                  6,900              28
Seagate Technology (N)                                 39,900           1,051
Seagate Technology, Inc. (AE)                           2,300              --
Silicon Image, Inc. (AE)(N)                            31,500             325
Sony Corp. - ADR                                        8,310             383
Synopsys, Inc. (AE)                                    10,200             228
Texas Instruments, Inc.                                34,000           1,104
Unisys Corp. (AE)                                      11,000              76
Vishay Intertechnology, Inc. (AE)                      17,600             251
Xilinx, Inc.                                           18,900             481
                                                                 ------------
                                                                       50,405
                                                                 ------------

Utilities - 4.5%
Allete, Inc. (N)                                        1,100              51
Alltel Corp.                                            6,400             414
Ameren Corp.                                            4,000             199
America Movil SA de CV Series L                        12,240             419
AT&T, Inc.                                             39,400           1,065
BellSouth Corp.                                        63,500           2,200
Citizens Communications Co.                            46,600             618
Comcast Corp. Class A (AE)                             13,600             356
Consolidated Edison, Inc.                               4,700             205
Constellation Energy Group, Inc.                       11,100             607
Dominion Resources, Inc.                               23,600           1,629
Duke Energy Corp.                                       4,600             134
Edison International                                    4,500             185
Entergy Corp.                                          31,050           2,141
FirstEnergy Corp.                                       2,100             103
NII Holdings, Inc. (AE)(N)                              9,000             531
NiSource, Inc.                                         20,600             417
Northeast Utilities                                    39,700             775
NSTAR                                                  14,200             406
Progress Energy, Inc.                                   1,300              --
SCANA Corp.                                             5,100             200
Sprint Nextel Corp.                                    89,200           2,305
UGI Corp.                                               5,000             105
Valor Communications Group, Inc. (N)                   27,300             359
Verizon Communications, Inc.                           31,400           1,070
Vodafone Group PLC - ADR                               22,700             475
Wisconsin Energy Corp.                                  1,800              73
                                                                 ------------
                                                                       17,042
                                                                 ------------

TOTAL COMMON STOCKS
(cost $310,714)                                                       355,048
                                                                 ------------

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.9%
Frank Russell Investment Company
   Money Market Fund                               17,122,000          17,122
United States Treasury Bill (z)(sec.)
   4.589% due 06/15/06                                  1,000             991
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,113)                                                         18,113
                                                                 ------------

OTHER SECURITIES - 5.0%
State Street Securities Lending Quality Trust
   (X)                                             18,603,217          18,603
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $18,603)                                                         18,603
                                                                 ------------

TOTAL INVESTMENTS - 104.9%
(identified cost $347,430)                                            391,764

OTHER ASSETS AND LIABILITIES,
NET - (4.9%)                                                          (18,476)
                                                                 ------------

NET ASSETS - 100.0%                                                   373,288
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/06 (7)                                2,489                 36

S&P 500 E-Mini Index (CME) expiration date 06/06
   (45)                                                     2,932                 27

S&P 500 Index (CME)
   expiration date 06/06 (11)                               3,584                 10

S&P Midcap 400 Index (CME)
   expiration date 06/06 (115)                              9,182                316
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        389
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.8%
Auto and Transportation - 3.0%
AAR Corp. (AE)                                         23,000             655
Airtran Holdings, Inc. (AE)                            22,700             411
ArvinMeritor, Inc. (N)                                 31,300             467
Cooper Tire & Rubber Co. (N)                           15,000             215
Dana Corp. (N)                                         33,200              50
Expeditors International Washington, Inc.               5,300             458
Freightcar America, Inc. (N)                            1,600             102
Frozen Food Express Industries (AE)(N)                  8,100              85
Genco Shipping & Trading, Ltd. (N)                     12,100             206
Grupo TMM SA Series A (AE)(N)                          13,500              66
Hayes Lemmerz International, Inc. (AE)(N)               5,100              14
Hub Group, Inc. Class A (AE)                            5,900             269
Kansas City Southern (AE)(N)                            6,200             153
Kirby Corp. (AE)                                        7,200             490
Laidlaw International, Inc.                            15,000             408
Lear Corp. (N)                                          5,800             103
Marten Transport, Ltd. (AE)                             1,619              29
Navistar International Corp. (AE)                      14,800             408
RailAmerica, Inc. (AE)(N)                               4,700              50
SCS Transportation, Inc. (AE)                           2,400              70
Swift Transportation Co., Inc. (AE)(N)                  4,500              98
Tidewater, Inc.                                         1,300              72
TRW Automotive Holdings Corp. (AE)                     11,200             261
Universal Truckload Services, Inc. (AE)(N)              9,200             231
US Xpress Enterprises, Inc. Class A (AE)(N)             3,400              66
UTI Worldwide, Inc.                                    17,103             540
Visteon Corp. (AE)(N)                                  29,600             136
Wabtec Corp.                                           29,500             962
                                                                 ------------
                                                                        7,075
                                                                 ------------

Consumer Discretionary - 15.3%
1-800-FLOWERS.COM, Inc. Class A (AE)(N)                 4,600              33
24/7 Real Media, Inc. (AE)                             15,500             162
Abercrombie & Fitch Co. Class A                         5,500             321
ABM Industries, Inc. (N)                                3,900              75
Adesa, Inc.                                            11,800             316
Administaff, Inc.                                      16,800             913
Advisory Board Co. (The) (AE)                           7,200             402
Aeropostale, Inc. (AE)                                  6,800             205
Alberto-Culver Co. (AE)                                 1,900              84
Ambassadors Group, Inc. (N)                             7,180             182
Amerco, Inc. (AE)(N)                                      700              69
American Greetings Corp. Class A (N)                    9,630             208
Ameristar Casinos, Inc. (N)                             2,300              59
AMN Healthcare Services, Inc. (AE)                     23,600             442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
aQuantive, Inc. (AE)(N)                                 2,700              64
Arbitron, Inc. (N)                                     14,500             490
Asbury Automotive Group, Inc. (AE)                      1,600              32
Bally Technologies, Inc. (AE)(N)                       10,900             185
BJ's Restaurants, Inc. (AE)(N)                          5,700             154
Blair Corp.                                             1,100              46
Blockbuster, Inc. Class A (N)                          62,100             247
Bombay Co., Inc. (The) (AE)(N)                            600               2
Bon-Ton Stores, Inc. (The) (N)                         11,050             357
Borders Group, Inc.                                     8,500             215
Boyd Gaming Corp.                                       2,300             115
Brightpoint, Inc. (AE)                                 48,225           1,498
Brinker International, Inc.                             3,900             165
Brown Shoe Co., Inc.                                    4,300             226
Burlington Coat Factory Warehouse Corp.                 1,500              68
Callaway Golf Co.                                      22,900             394
Carter's, Inc. (AE)                                     8,500             574
Catalina Marketing Corp. (N)                            2,200              51
Cato Corp. (The) Class A                                4,050              97
Charlotte Russe Holding, Inc. (AE)                     10,200             218
Charming Shoppes, Inc. (AE)                            15,300             227
Cheesecake Factory, Inc. (The) (AE)                     7,800             292
Chemed Corp.                                           13,800             819
Choice Hotels International, Inc.                      14,740             675
Christopher & Banks Corp.                               7,800             181
Circuit City Stores, Inc.                              43,513           1,065
Claire's Stores, Inc.                                   3,600             131
Concorde Career Colleges, Inc. (AE)(N)                  6,083             100
Convergys Corp. (AE)                                   20,600             375
Corinthian Colleges, Inc. (AE)                         13,900             200
Corrections Corp. of America (AE)                       5,800             262
Cosi, Inc. (AE)(N)                                     16,000             176
Crocs, Inc. (AE)(N)                                     7,400             186
Dollar Thrifty Automotive Group (AE)                    8,300             377
Domino's Pizza, Inc.                                   11,800             337
DreamWorks Animation SKG, Inc. Class A (AE)            13,774             364
Dress Barn, Inc. (AE)(N)                               13,600             652
EarthLink, Inc. (AE)(N)                                17,900             171
Entercom Communications Corp.                           3,600             100
FTI Consulting, Inc. (AE)(N)                           11,700             334
Furniture Brands International, Inc. (N)                6,700             164
Gemstar-TV Guide International, Inc. (AE)              71,000             219
Geo Group, Inc. (The) (AE)                              1,000              33
Getty Images, Inc. (AE)                                 3,544             265

 8  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Group 1 Automotive, Inc. (N)                            1,200              57
Guess?, Inc. (AE)(N)                                    4,300             168
Hartmarx Corp. (AE)(N)                                  4,000              36
Hasbro, Inc.                                           19,200             405
Hearst-Argyle Television, Inc. (N)                     26,100             610
Heidrick & Struggles International, Inc. (AE)           4,500             163
Iconix Brand Group, Inc. (AE)(N)                       11,670             170
IKON Office Solutions, Inc. (N)                         7,600             108
International Speedway Corp. Class A                    5,000             254
Intrawest Corp.                                         9,100             311
Jack in the Box, Inc. (AE)                              7,200             313
Jackson Hewitt Tax Service, Inc.                        9,600             303
Jo-Ann Stores, Inc. (AE)(N)                            11,700             157
John Wiley & Sons, Inc. Class A                         1,000              38
Jos A Bank Clothiers, Inc. (AE)(N)                     12,500             599
Kellwood Co.                                            2,600              82
Korn/Ferry International (AE)(N)                       30,200             616
Labor Ready, Inc. (AE)                                  6,100             146
Landry's Restaurants, Inc. (N)                         11,200             396
Leapfrog Enterprises, Inc. (AE)(N)                     21,000             223
Lee Enterprises, Inc.                                   4,900             163
LIFE TIME Fitness, Inc. (AE)                           16,900             792
Lifetime Brands, Inc. (N)                               1,000              28
Lightbridge, Inc. (AE)                                  1,000              11
Lithia Motors, Inc. Class A (N)                         3,290             114
Lone Star Steakhouse & Saloon, Inc.                     7,900             224
Luby's, Inc. (AE)(N)                                    2,400              30
Marchex, Inc. Class B (AE)(N)                           4,700             101
MarineMax, Inc. (AE)(N)                                 2,000              67
MAXIMUS, Inc.                                           2,600              94
Media General, Inc. Class A                             1,500              70
Monster Worldwide, Inc. (AE)                           13,900             693
MPS Group, Inc. (AE)                                   54,019             826
Netease.com, Inc. - ADR (AE)(N)                         4,800             118
NetFlix, Inc. (AE)(N)                                   6,200             180
OfficeMax, Inc.                                           400              12
Orient-Express Hotels, Ltd. Class A                    13,100             514
Pantry, Inc. (The) (AE)                                 4,900             306
Parlux Fragrances, Inc. (AE)(N)                        18,200             587
Payless Shoesource, Inc. (AE)                          14,000             320
Pegasus Solutions, Inc. (AE)(N)                        11,600             109
Penn National Gaming, Inc. (AE)                        19,800             835
PetMed Express, Inc. (AE)(N)                            4,000              71
PHH Corp. (AE)                                         11,600             310
Phillips-Van Heusen Corp.                               6,100             233
Pier 1 Imports, Inc. (N)                               19,600             228
Pre-Paid Legal Services, Inc. (N)                      11,410             405
Prestige Brands Holdings, Inc. (AE)(N)                 17,400             212
ProQuest Co. (AE)(N)                                    7,800             167
Providence Service Corp. (The) (AE)(N)                  9,400             306
Quiksilver, Inc. (AE)                                  13,500             187
Radio One, Inc. Class D (AE)                           13,700             102
RadioShack Corp.                                       11,400             219

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RR Donnelley & Sons Co.                                 1,700              56
Rush Enterprises, Inc. Class B (AE)                     2,300              38
Russell Corp. (N)                                      15,600             215
Scholastic Corp. (AE)                                   8,300             222
Select Comfort Corp. (AE)(N)                            8,900             352
Service Corp. International                             1,500              12
ServiceMaster Co. (The)                                11,800             155
Shuffle Master, Inc. (AE)(N)                            3,900             139
Six Flags, Inc. (AE)(N)                                28,600             291
Skechers USA, Inc. Class A (AE)                         2,500              62
Sonic Automotive, Inc. (N)                             16,680             463
Sourcecorp, Inc. (AE)                                   6,300             152
Speedway Motorsports, Inc.                              2,900             111
Spherion Corp. (AE)                                    37,200             387
Stanley Furniture Co., Inc. (N)                         1,400              41
Startek, Inc. (N)                                       3,000              71
Steven Madden, Ltd. (N)                                 3,200             114
Stewart Enterprises, Inc. Class A (AE)(N)              33,600             192
Stride Rite Corp.                                       4,000              58
Tech Data Corp. (AE)                                    4,760             176
TeleTech Holdings, Inc. (AE)(N)                         9,900             110
Tetra Tech, Inc. (AE)                                   2,500              48
Thomas Nelson, Inc.                                     1,800              53
Too, Inc. (AE)                                          3,800             130
Trans World Entertainment Corp. (AE)(N)                19,860             111
Tuesday Morning Corp. (N)                               9,800             226
Tweeter Home Entertainment Group, Inc. (AE)(N)          7,400              58
Vail Resorts, Inc. (AE)                                   700              27
Valassis Communications, Inc. (AE)                      5,800             170
Ventiv Health, Inc. (AE)                                7,800             259
Volcom, Inc. (AE)(N)                                    2,800              99
Watson Wyatt Worldwide, Inc. (N)                        2,000              65
WebSideStory, Inc. (AE)(N)                             18,500             318
WESCO International, Inc. (AE)                         16,000           1,088
Wet Seal, Inc. (The) Class A (AE)(N)                   12,200              81
Zumiez, Inc. (AE)(N)                                    1,600              98
                                                                 ------------
                                                                       36,411
                                                                 ------------

Consumer Staples - 1.3%
Boston Beer Co., Inc. Class A (AE)(N)                     900              23
Chiquita Brands International, Inc. (N)                 3,500              59
Great Atlantic & Pacific Tea Co. (AE)(N)                8,000             279
J&J Snack Foods Corp.                                   1,100              37
Longs Drug Stores Corp.                                12,918             598

                                                       Aggressive Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
M&F Worldwide Corp. (AE)(N)                            10,520             150
Molson Coors Brewing Co. Class B                       10,100             693
Pathmark Stores, Inc. (AE)                              9,700             102
Performance Food Group Co. (AE)(N)                      8,500             265
Pilgrim's Pride Corp. (N)                               1,760              38
Premium Standard Farms, Inc. (N)                        2,800              49
Ralcorp Holdings, Inc. (AE)                             4,800             183
Seaboard Corp. (N)                                        330             526
Spartan Stores, Inc. (N)                                3,700              47
Weis Markets, Inc. (N)                                    600              27
                                                                 ------------
                                                                        3,076
                                                                 ------------

Financial Services - 17.2%
21st Century Insurance Group (N)                        1,900              30
Advent Software, Inc. (AE)(N)                          15,200             432
Affiliated Managers Group, Inc. (AE)                    5,878             627
AG Edwards, Inc.                                        9,300             464
Alleghany Corp. (AE)                                      165              48
Alliance Data Systems Corp. (AE)                       16,000             748
AMB Property Corp. (o)                                  6,600             358
Amcore Financial, Inc. (N)                              7,400             234
American Financial Group, Inc.                          6,400             266
American Home Mortgage Investment Corp. (o)(N)          2,120              66
American Physicians Capital, Inc. (AE)(N)               1,400              67
AmeriCredit Corp. (AE)                                 16,300             501
Anthracite Capital, Inc. (o)(N)                         6,800              75
Apollo Investment Corp.                                 7,000             125
Ashford Hospitality Trust, Inc. (o)                    18,000             223
Associated Banc-Corp (N)                               17,815             605
BancFirst Corp. (N)                                     1,000              44
Bank of Hawaii Corp.                                   16,070             857
Banner Corp.                                            1,000              34
BioMed Realty Trust, Inc. (o)                          16,900             501
BISYS Group, Inc. (The) (AE)                            2,900              39
BOK Financial Corp.                                     1,030              49
Brookline Bancorp, Inc. (N)                            13,700             212
Calamos Asset Management, Inc. Class A                 13,800             516
Camden Property Trust (o)                              11,000             793
Capital Corp. of the West                                 800              29
Capital Trust, Inc. Class A (o)(N)                        900              28
Cash America International, Inc.                       17,700             531
CBL & Associates Properties, Inc. (o)(N)                6,750             287
Checkfree Corp. (AE)                                   11,020             556
Chittenden Corp.                                        1,800              52
CIT Group, Inc.                                         4,000             214
City National Corp.                                     9,240             710
Colonial BancGroup, Inc. (The)                         15,100             377
Commerce Bancshares, Inc.                               2,200             114
Commerce Group, Inc.                                    2,000             106

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Commercial Net Lease Realty (o)                        25,000             582
Community Bank System, Inc. (N)                         9,500             212
CompuCredit Corp. (AE)(N)                              13,100             482
Conseco, Inc. (AE)                                      1,300              32
Corus Bankshares, Inc. (N)                              2,280             135
Cousins Properties, Inc. (o)(N)                        10,900             364
Covanta Holding Corp. (AE)                             12,200             203
CVB Financial Corp.                                     2,250              38
Cybersource Corp. (AE)(N)                              25,900             289
Delphi Financial Group Class A                          8,800             454
DiamondRock Hospitality Co. (o)(A)                     20,800             285
DiamondRock Hospitality Co. (o)                         5,700              79
Digital Insight Corp. (AE)                              2,100              76
Doral Financial Corp. (N)                              29,700             343
eFunds Corp. (AE)                                       8,000             207
EMC Insurance Group, Inc. (N)                           1,700              47
Encore Capital Group, Inc. (AE)(N)                      5,300              78
Equity One, Inc. (o)(N)                                11,400             280
Euronet Worldwide, Inc. (AE)(N)                         1,500              57
Federal Realty Investors Trust (o)                      5,300             399
FelCor Lodging Trust, Inc. (o)(N)                      12,600             266
Fieldstone Investment Corp. (o)(N)                     13,100             155
First American Corp.                                   14,200             556
First Cash Financial Services, Inc. (AE)                8,800             176
First Community Bancorp., Inc.                          1,800             104
First Financial Bankshares, Inc. (N)                    1,000              38
First Indiana Corp. (AE)                                2,750              77
First Niagara Financial Group, Inc. (N)                18,400             270
First Regional Bancorp (AE)(N)                          1,000              89
First Republic Bank (N)                                 2,600              98
FirstFed Financial Corp. (AE)(N)                        8,400             502
Fremont General Corp. (N)                              27,600             595
Fulton Financial Corp. (N)                              5,200              89
GATX Corp. (N)                                          1,400              58
Global Payments, Inc.                                  19,500           1,034
Gold Banc Corp., Inc. (N)                              11,300             207
Gramercy Capital Corp.                                  1,600              40
Greater Bay Bancorp                                    13,800             383
Greenhill & Co., Inc. (N)                               4,800             317
Hanmi Financial Corp. (N)                               5,700             103
Hanover Insurance Group, Inc. (The)                     7,900             414
Harbor Florida Bancshares, Inc. (N)                     1,500              57
Harleysville Group, Inc.                                1,000              30
HCC Insurance Holdings, Inc.                            9,250             322
Health Care Property Investors, Inc. (o)                  900              26
HealthExtras, Inc. (AE)(N)                             17,400             614

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Heritage Commerce Corp.                                   100               2
HomeBanc Corp. (o)(N)                                   5,500              48
Horace Mann Educators Corp.                             6,000             113
Hospitality Properties Trust (o)                        1,900              83
HRPT Properties Trust (o)                              44,600             524
IBERIABANK Corp. (N)                                      900              51
Infinity Property & Casualty Corp.                      3,900             163
Innkeepers USA Trust (o)(N)                             6,700             114
Investment Technology Group, Inc. (AE)                  6,200             309
iPayment, Inc. (AE)                                     2,000              86
Jameson Inns, Inc. (AE)(N)                             92,200             226
JER Investors Trust, Inc. (o)(N)                          400               7
Jermyn Investments (AE)(A)                              9,200             152
Jones Lang LaSalle, Inc.                                9,700             742
KKR Financial Corp. (o)                                12,650             284
Knight Capital Group, Inc. Class A (AE)(N)             15,700             219
LandAmerica Financial Group, Inc. (N)                  15,290           1,037
Liberty Property Trust (o)(N)                           7,000             330
Macatawa Bank Corp. (N)                                 5,670             215
Mack-Cali Realty Corp. (o)                              8,400             403
MAF Bancorp, Inc.                                       5,400             236
Mercantile Bank Corp. (N)                               4,700             184
Mid-America Apartment Communities, Inc. (o)             1,900             104
MoneyGram International, Inc.                           5,200             160
Morningstar, Inc. (AE)(N)                               5,000             224
National Financial Partners Corp.                       1,900             107
National Health Investors, Inc. (o)(N)                  3,600              91
National Penn Bancshares, Inc. (N)                        983              21
Nationwide Financial Services, Inc. Class A             5,900             254
Navigators Group, Inc. (AE)                             5,200             258
Nelnet, Inc. Class A (AE)(N)                            4,800             200
New Century Financial Corp. (o)(N)                      2,800             129
New Plan Excel Realty Trust (o)(N)                      5,000             130
Newcastle Investment Corp. (o)(N)                      10,300             246
NorthStar Realty Finance Corp. (o)(N)                  12,200             134
Oak Hill Financial, Inc.                                4,200             130
OceanFirst Financial Corp. (N)                          1,503              37
Ohio Casualty Corp.                                     7,400             235
Old Republic International Corp.                       12,875             281
optionsXpress Holdings, Inc. (N)                       15,700             457
Parkvale Financial Corp. (N)                            3,757             105
PFF Bancorp, Inc.                                       1,500              51
Piper Jaffray Cos., Inc. (AE)                           1,400              77
Portfolio Recovery Associates, Inc. (AE)(N)             3,600             169
PowerShares Dynamic Retail Portfolio                    6,900             124
ProAssurance Corp. (AE)                                13,000             676
Protective Life Corp.                                   7,300             363
Provident Financial Services, Inc.                     16,650             301

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PS Business Parks, Inc. (o)                             1,600              89
R&G Financial Corp. Class B (N)                         8,400             106
Radian Group, Inc.                                      2,100             126
Raymond James Financial, Inc.                          14,400             426
Realty Income Corp. (o)                                 3,000              73
RLI Corp.                                               2,100             120
Ryder System, Inc.                                     14,200             636
Safety Insurance Group, Inc.                            2,500             114
Selective Insurance Group, Inc. (N)                       600              32
Senior Housing Properties Trust (o)                    20,660             374
Spirit Finance Corp. (o)                               13,500             165
Stancorp Financial Group, Inc.                          8,800             476
State Auto Financial Corp. (N)                          1,200              40
Sterling Bancorp                                        1,260              26
Sterling Bancshares, Inc.                               7,600             137
Sterling Financial Corp. (N)                            1,000              22
Stewart Information Services Corp. (N)                 15,160             714
Sunstone Hotel Investors, Inc. (o)                      6,200             180
SVB Financial Group (AE)(N)                             5,460             290
TCF Financial Corp. (N)                                 4,800             124
TNS, Inc. (AE)                                          9,600             203
Tower Group, Inc.                                      11,400             263
Trustreet Properties, Inc. (o)(N)                       7,800             118
UMB Financial Corp.                                       700              49
Umpqua Holdings Corp. (N)                               4,200             120
United Fire & Casualty Co. (N)                          3,200             105
United PanAm Financial Corp. (AE)(N)                    9,300             287
United Rentals, Inc. (AE)(N)                           22,600             780
Ventas, Inc. (o)                                        7,175             238
Virginia Commerce Bancorp (AE)(N)                       2,500              90
W Holding Co., Inc. (N)                                16,600             131
Wachovia Corp.                                              1              --
Washington Real Estate Investment Trust (o)(N)          5,500             200
Whitney Holding Corp.                                   3,700             131
WR Berkley Corp.                                       11,975             695
WSFS Financial Corp. (N)                                4,760             299
Zenith National Insurance Corp. (N)                     3,100             149
                                                                 ------------
                                                                       40,900
                                                                 ------------

Health Care - 8.9%
Abaxis, Inc. (AE)(N)                                    8,300             188
Accelrys, Inc. (AE)(N)                                 20,900             152
Affymetrix, Inc. (AE)(N)                               11,678             385
Albany Molecular Research, Inc. (AE)                   25,600             260
Alkermes, Inc. (AE)(N)                                 14,200             313
Allscripts Healthcare Solutions, Inc. (AE)(N)          20,400             374

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alpharma, Inc. Class A (N)                             15,700             421
Amylin Pharmaceuticals, Inc. (AE)                       3,600             176
Analogic Corp.                                          7,400             490
Applera Corp. - Celera Genomics Group (AE)             15,100             177
Arqule, Inc. (AE)(N)                                    2,300              13
Arthrocare Corp. (AE)(N)                               10,880             520
Bentley Pharmaceuticals, Inc. (AE)(N)                  15,400             203
BioMarin Pharmaceuticals, Inc. (AE)                     4,500              60
Cephalon, Inc. (AE)(N)                                  3,800             229
Community Health Systems, Inc. (AE)                    19,976             722
Cooper Cos., Inc. (The) (N)                             2,200             119
CV Therapeutics, Inc. (AE)(N)                           5,300             117
Cytyc Corp. (AE)                                       10,600             299
DaVita, Inc. (AE)                                      12,700             765
Digene Corp. (AE)(N)                                    8,600             336
Endo Pharmaceuticals Holdings, Inc. (AE)               22,400             735
ev3, Inc. (AE)(N)                                      12,100             214
Exelixis, Inc. (AE)                                     7,200              87
Flamel Technologies SA - ADR (AE)(N)                    2,600              55
Gene Logic, Inc. (AE)(N)                                4,200              19
Genesis HealthCare Corp. (AE)(N)                        3,400             149
Greatbatch, Inc. (AE)(N)                                9,900             217
Health Net, Inc. (AE)                                   5,800             295
HealthTronics, Inc. (AE)(N)                            21,700             179
Healthways, Inc. (AE)                                   6,241             318
Henry Schein, Inc. (AE)                                12,799             613
Hi-Tech Pharmacal Co., Inc. (AE)(N)                     2,650              75
Hologic, Inc. (AE)                                     15,500             858
Illumina, Inc. (AE)(N)                                 16,700             397
Immucor, Inc. (AE)                                     13,620             391
Inspire Pharmaceuticals, Inc. (AE)(N)                   2,900              15
Intralase Corp. (AE)(N)                                22,100             512
Invitrogen Corp. (AE)                                   5,750             403
Isis Pharmaceuticals, Inc. (AE)(N)                      2,000              18
King Pharmaceuticals, Inc. (AE)                        16,300             281
Kos Pharmaceuticals, Inc. (AE)(N)                       2,219             106
Lifecell Corp. (AE)(N)                                 13,400             302
LifePoint Hospitals, Inc. (AE)                          6,000             187
Magellan Health Services, Inc. (AE)                     6,100             247
Maxygen, Inc. (AE)(N)                                   1,500              12
Medarex, Inc. (AE)(N)                                  15,900             210
Medcath Corp. (AE)(N)                                   3,300              63
Mentor Corp. (N)                                       20,537             931
Mylan Laboratories, Inc.                                4,200              98
Myriad Genetics, Inc. (AE)(N)                           6,900             180
Neurometrix, Inc. (AE)(N)                               8,600             335
New River Pharmaceuticals, Inc. (AE)(N)                 1,500              50
Panacos Pharmaceuticals, Inc. (AE)                     12,700              96
Parexel International Corp. (AE)                        3,800             101
PDL BioPharma, Inc. (AE)(N)                            12,900             423

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Per-Se Technologies, Inc. (AE)(N)                      15,800             421
Perrigo Co.                                             5,400              88
Pharmacopeia Drug Discovery, Inc. (AE)(N)               9,350              55
Pharmacyclics, Inc. (AE)(N)                             1,600               7
Phase Forward, Inc. (AE)                               18,900             211
Quality Systems, Inc.                                   7,200             238
Regeneron Pharmaceuticals, Inc. (AE)(N)                 5,900              98
Resmed, Inc. (AE)(N)                                    8,068             355
Sciclone Pharmaceuticals, Inc. (AE)(N)                  5,800              21
Sierra Health Services, Inc. (AE)                       2,600             106
SonoSite, Inc. (AE)(N)                                  9,200             374
Sunrise Senior Living, Inc. (AE)(N)                     4,800             187
SurModics, Inc. (AE)(N)                                 9,800             347
Sybron Dental Specialties, Inc. (AE)                    5,700             235
Symmetry Medical, Inc. (AE)                            14,000             297
Tenet Healthcare Corp. (AE)                            10,600              78
Thoratec Corp. (AE)                                    12,200             235
United Surgical Partners International, Inc.
   (AE)                                                11,800             418
United Therapeutics Corp. (AE)                          5,000             331
Universal Health Services, Inc. Class B                 4,100             208
Varian Medical Systems, Inc. (AE)                       5,000             281
Viasys Healthcare, Inc. (AE)                           12,900             388
Watson Pharmaceuticals, Inc. (AE)                       8,400             241
WellCare Health Plans, Inc. (AE)                        2,200             100
West Pharmaceutical Services, Inc.                      4,100             142
Zoll Medical Corp. (AE)                                 1,100              29
Zymogenetics, Inc. (AE)(N)                              4,400              95
                                                                 ------------
                                                                       21,077
                                                                 ------------

Integrated Oils - 0.1%
Giant Industries, Inc. (AE)(N)                          3,700             257
KCS Energy, Inc. (AE)                                   2,100              55
                                                                 ------------
                                                                          312
                                                                 ------------

Materials and Processing - 7.7%
Airgas, Inc.                                           29,123           1,138
Albany International Corp. Class A (N)                  3,300             126
Aleris International, Inc. (AE)                         6,600             317
Apogee Enterprises, Inc.                                2,700              46
Ashland, Inc.                                           1,800             128
Ball Corp.                                              7,600             333
Bluegreen Corp. (AE)(N)                                 5,700              75

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Building Material Holding Corp. (N)                     9,600             342
Cambrex Corp. (N)                                       8,200             160
Cameco Corp.                                            8,300             299
Celanese Corp.                                         13,900             291
Cell Genesys, Inc. (AE)(N)                              2,500              20
Century Aluminum Co. (AE)(N)                           19,800             841
Ceradyne, Inc. (AE)(N)                                  3,000             150
CF Industries Holdings, Inc.                           12,100             206
Chemtura Corp.                                          5,700              67
Chicago Bridge & Iron Co. NV                           15,900             382
Clarcor, Inc.                                           1,000              36
Clean Harbors, Inc. (AE)(N)                             2,400              71
Coeur d'Alene Mines Corp. (AE)(N)                      30,700             201
Comfort Systems USA, Inc. (N)                           2,600              35
Consolidated-Tomoka Land Co. (N)                        3,100             193
Constar International, Inc. (AE)(N)                     9,800              33
Corn Products International, Inc.                       7,000             207
Crown Holdings, Inc. (AE)                               5,100              90
Cytec Industries, Inc.                                  7,000             420
Dycom Industries, Inc. (AE)(N)                         10,900             232
Eagle Materials, Inc. (N)                               1,600             102
ElkCorp (N)                                             6,000             202
EMCOR Group, Inc. (AE)                                  7,800             387
Encore Wire Corp. (AE)(N)                               6,000             203
Energizer Holdings, Inc. (AE)                           6,890             365
Florida Rock Industries, Inc.                           1,700              96
FMC Corp.                                                 700              43
Glamis Gold, Ltd. (AE)(N)                               5,000             163
Granite Construction, Inc.                              7,100             346
Greif, Inc. Class A                                       900              62
Griffon Corp. (AE)                                      9,000             224
Harsco Corp.                                            7,900             653
HB Fuller Co.                                           8,100             416
Hercules, Inc. (AE)(N)                                 37,700             520
Incyte Corp. (AE)                                       9,000              54
Insituform Technologies, Inc. Class A (AE)(N)          13,600             362
Jacobs Engineering Group, Inc. (AE)                     4,700             408
Jacuzzi Brands, Inc. (AE)                              12,400             122
Lennox International, Inc.                              5,000             149
Martin Marietta Materials, Inc.                         4,100             439
Maverick Tube Corp. (AE)(N)                             4,300             228
Mueller Industries, Inc.                                6,500             232
Myers Industries, Inc. (N)                              2,900              46
Newkirk Realty Trust, Inc. (N)                         12,000             217
NewMarket Corp. (N)                                    16,880             803
NS Group, Inc. (AE)                                     7,100             327
OM Group, Inc. (AE)(N)                                  9,600             221
Pactiv Corp. (AE)                                       8,700             213
PolyOne Corp. (AE)                                     13,000             121
Pope & Talbot, Inc. (N)                                 3,000              20
Quanex Corp. (N)                                        2,000             133
Reliance Steel & Aluminum Co. (N)                       4,700             441
Rogers Corp. (AE)                                       5,700             311

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RTI International Metals, Inc. (AE)                     4,800             263
Schulman A, Inc.                                        8,200             203
Scotts Miracle-Gro Co. (The) Class A                    7,900             362
Silgan Holdings, Inc. (N)                               4,000             161
Sonoco Products Co.                                    10,700             362
Standard Register Co. (The) (N)                         5,200              81
Symyx Technologies, Inc. (AE)                           3,100              86
Tejon Ranch Co. (AE)(N)                                 3,400             166
Texas Industries, Inc.                                  1,100              67
Trammell Crow Co. (AE)                                  2,000              71
Tronox, Inc. Class A (N)                                5,300              90
URS Corp. (AE)                                          7,400             298
USG Corp. (AE)(N)                                       1,600             152
Washington Group International, Inc.                    7,900             453
Watsco, Inc.                                            2,900             206
WD-40 Co. (N)                                           1,500              46
                                                                 ------------
                                                                       18,135
                                                                 ------------

Miscellaneous - 1.0%
Brunswick Corp.                                         1,300              51
Hillenbrand Industries, Inc.                            6,000             330
Kaman Corp. Class A                                     5,700             143
McDermott International, Inc. (AE)                     12,424             676
SPX Corp.                                               5,500             294
Trinity Industries, Inc. (N)                            9,800             533
Walter Industries, Inc. (N)                             5,739             382
                                                                 ------------
                                                                        2,409
                                                                 ------------

Other Energy - 5.9%
Arch Coal, Inc. (N)                                     1,500             114
Atwood Oceanics, Inc. (AE)                              4,200             424
Basic Energy Services, Inc. (AE)(N)                    10,900             325
Berry Petroleum Co. Class A (N)                         4,300             294
Bronco Drilling Co., Inc. (AE)(N)                       4,200             110
CARBO Ceramics, Inc.                                    1,900             108
Consol Energy, Inc.                                     4,000             297
Cooper Cameron Corp. (AE)                              11,635             513
Core Laboratories NV (AE)(N)                           10,200             485
Diamond Offshore Drilling, Inc. (N)                     3,600             322
Dril-Quip, Inc. (AE)(N)                                 1,300              92
Edge Petroleum Corp. (AE)(N)                            4,800             120
ENSCO International, Inc.                               6,900             355
Equitable Resources, Inc.                               1,800              66
FMC Technologies, Inc. (AE)                             6,500             333
Forest Oil Corp. (AE)                                   4,200             156
Foundation Coal Holdings, Inc.                         11,700             481
Global Industries, Ltd. (AE)                           13,500             196

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Helix Energy Solutions Group, Inc. (AE)(N)             33,900           1,285
Helmerich & Payne, Inc.                                 5,300             370
Holly Corp. (N)                                         3,400             252
Input/Output, Inc. (AE)(N)                             12,100             117
Meridian Resource Corp. (AE)(N)                        21,700              88
NATCO Group, Inc. Class A (AE)                          3,600              98
National-Oilwell Varco, Inc. (AE)                      10,984             704
NRG Energy, Inc. (AE)                                   7,000             317
Oil States International, Inc. (AE)                     4,900             181
Ormat Technologies, Inc. (N)                            1,500              57
Peabody Energy Corp.                                    4,600             232
Penn Virginia Corp.                                     2,500             177
PetroHawk Energy Corp. (AE)(N)                          6,600              90
Petroleum Development Corp. (AE)                        2,200             100
Pogo Producing Co.                                      1,800              90
RPC, Inc. (N)                                           7,000             160
SEACOR Holdings, Inc. (AE)(N)                           4,600             364
Superior Energy Services, Inc. (AE)                     7,000             187
Swift Energy Co. (AE)(N)                               14,300             536
Tetra Technologies, Inc. (AE)                          16,500             776
Todco Class A                                           7,500             296
Trico Marine Services, Inc. (AE)                        8,800             284
Unit Corp. (AE)                                         9,600             535
Veritas DGC, Inc. (AE)(N)                              24,500           1,112
W&T Offshore, Inc. (N)                                  2,400              97
W-H Energy Services, Inc. (AE)                         12,200             543
Weatherford International, Ltd. (AE)                    4,100             188
                                                                 ------------
                                                                       14,027
                                                                 ------------

Producer Durables - 7.8%
American Tower Corp. Class A (AE)                      14,100             427
Ametek, Inc.                                            4,300             193
AO Smith Corp. (N)                                     13,800             729
Applied Industrial Technologies, Inc. (N)               8,900             397
Arris Group, Inc. (AE)                                 37,500             516
Artesyn Technologies, Inc. (AE)(N)                     16,200             177
ASML Holding NV (AE)(N)                                13,666             279
Astec Industries, Inc. (AE)(N)                          2,722              98
ASV, Inc. (AE)(N)                                       7,200             232
Asyst Technologies, Inc. (AE)(N)                        8,100              84
Audiovox Corp. Class A (AE)(N)                          2,900              35
BE Aerospace, Inc. (AE)                                14,800             372
Brooks Automation, Inc. (AE)                           14,800             211
Bucyrus International, Inc. Class A                    11,150             537
Cascade Corp.                                             900              48
Castlepoint Holdings, Ltd. (AE)(A)                     30,900             309
Champion Enterprises, Inc. (AE)                        24,700             370
CNH Global NV (N)                                       3,940             102
Columbus McKinnon Corp. (AE)                            2,900              78
Cymer, Inc. (AE)                                        8,700             395

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Desarrolladora Homex SA de CV - ADR (AE)                9,900             350
EnPro Industries, Inc. (AE)(N)                          1,500              51
Entegris, Inc. (AE)                                    29,731             316
ESCO Technologies, Inc. (AE)                           11,600             588
Flowserve Corp. (AE)                                    3,500             204
Gardner Denver, Inc. (AE)                               6,800             442
General Cable Corp. (AE)                                6,100             185
Genlyte Group, Inc. (AE)                                2,800             191
Headwaters, Inc. (AE)(N)                                9,147             364
Interdigital Communications Corp. (AE)                  6,900             169
Intevac, Inc. (AE)(N)                                  19,600             564
Itron, Inc. (AE)                                        4,550             272
JLG Industries, Inc.                                   35,200           1,084
Joy Global, Inc.                                        8,600             514
Kennametal, Inc.                                        8,700             532
Lam Research Corp. (AE)                                 2,100              90
LTX Corp. (AE)                                          7,500              40
Manitowoc Co., Inc. (The)                               1,300             118
Mastec, Inc. (AE)(N)                                    5,700              81
Mattson Technology, Inc. (AE)                          16,900             203
Metrologic Instruments, Inc. (AE)                       9,500             220
Mettler Toledo International, Inc. (AE)                12,534             756
Middleby Corp. (AE)(N)                                  1,300             109
Milacron, Inc. (AE)(N)                                 31,245              50
Molex, Inc. (N)                                         6,700             222
MTS Systems Corp.                                       6,630             277
NACCO Industries, Inc. Class A                          4,670             719
Orckit Communications, Ltd. (AE)(N)                     2,800              62
Orleans Homebuilders, Inc. (N)                          1,200              24
Pall Corp.                                             12,400             387
Photon Dynamics, Inc. (AE)                              1,700              32
Plantronics, Inc.                                      14,400             510
Power-One, Inc. (AE)(N)                                25,500             184
Powerwave Technologies, Inc. (AE)                       8,800             119
Robbins & Myers, Inc.                                   3,000              65
Rofin-Sinar Technologies, Inc. (AE)                     3,600             195
SBA Communications Corp. Class A (AE)                  11,700             274
Steelcase, Inc. Class A (N)                             5,600             101
Symmetricom, Inc. (AE)(N)                               9,000              77
Technical Olympic USA, Inc. (AE)(N)                    10,350             211
Tecumseh Products Co. Class A (N)                       8,900             218
Teledyne Technologies, Inc. (AE)                        4,400             157
Tennant Co. (N)                                         1,300              68
Thermo Electron Corp. (AE)                              7,400             274
TransDigm Group, Inc. (AE)                              1,072              28
Ultratech, Inc. (AE)(N)                                 5,800             142
United Industrial Corp. (N)                             3,100             189

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                              3,900             110
Viisage Technology, Inc. (AE)(N)                        8,300             145
Woodward Governor Co.                                   1,470              49
Xyratex, Ltd. (AE)(N)                                  14,447             455
Zygo Corp. (AE)                                         1,300              21
                                                                 ------------
                                                                       18,397
                                                                 ------------

Technology - 21.8%
3Com Corp. (AE)                                        35,500             182
Adaptec, Inc. (AE)                                     42,900             237
ADC Telecommunications, Inc. (AE)                      17,800             455
Advanced Digital Information Corp. (AE)                13,400             118
Aeroflex, Inc. (AE)                                    32,500             446
Agile Software Corp. (AE)(N)                           50,800             388
Akamai Technologies, Inc. (AE)(N)                      33,800           1,112
Alliance Semiconductor Corp. (AE)                      14,000              39
Alloy, Inc. (AE)(N)                                     2,675              36
Altera Corp. (AE)                                      24,800             512
Amkor Technology, Inc. (AE)(N)                         12,300             106
Amphenol Corp. Class A                                 17,407             908
Anaren, Inc. (AE)                                       7,400             144
Ansoft Corp. (AE)                                       3,950             165
Ansys, Inc. (AE)                                        2,900             157
Applera Corp. - Applied Biosystems Group               26,080             708
Applied Micro Circuits Corp. (AE)                      56,300             229
Ariba, Inc. (AE)(N)                                    12,100             118
ASE Test, Ltd. (AE)(N)                                 21,900             197
Aspen Technology, Inc. (AE)(N)                          8,800             111
Atmel Corp. (AE)                                       41,700             197
Avanex Corp. (AE)(N)                                   39,700             129
Avid Technology, Inc. (AE)(N)                          10,700             465
BEA Systems, Inc. (AE)                                 69,100             907
BearingPoint, Inc. (AE)(N)                             21,100             179
Benchmark Electronics, Inc. (AE)                        4,400             169
BMC Software, Inc. (AE)                                 3,500              76
Brocade Communications Systems, Inc. (AE)              34,800             232
Cadence Design Systems, Inc. (AE)                      53,700             993
Cbeyond Communications, Inc. (AE)(N)                    2,000              35
Checkpoint Systems, Inc. (AE)                           7,600             204
ChipMOS TECHNOLOGIES Bermuda, Ltd. (AE)(N)             21,700             155
Ciena Corp. (AE)(N)                                   150,900             786
Cirrus Logic, Inc. (AE)(N)                              5,800              49
Citrix Systems, Inc. (AE)                               9,900             375
Click Commerce, Inc. (AE)(N)                            4,200             101
Coherent, Inc. (AE)                                     2,000              70
Comtech Telecommunications Corp. (AE)(N)                7,250             211
Comverse Technology, Inc. (AE)                         11,465             270

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Conexant Systems, Inc. (AE)(N)                        110,100             380
Cray, Inc. (AE)(N)                                      5,100               9
CSG Systems International, Inc. (AE)                    5,100             119
Cubic Corp. (N)                                         4,200             101
Daktronics, Inc.                                       11,600             423
Digital River, Inc. (AE)(N)                             2,000              87
Diodes, Inc. (AE)                                       4,700             195
Ditech Communications Corp. (AE)(N)                     4,300              45
DRS Technologies, Inc.                                  2,000             110
Electronics for Imaging, Inc. (AE)(N)                  34,526             966
EMS Technologies, Inc. (AE)                             1,300              23
Equinix, Inc. (AE)(N)                                  16,100           1,034
ESS Technology, Inc. (AE)(N)                            7,000              23
F5 Networks, Inc. (AE)                                 18,300           1,327
Fairchild Semiconductor International, Inc. (AE)       12,400             236
Finisar Corp. (AE)(N)                                  41,700             206
Flir Systems, Inc. (AE)(N)                              3,900             111
Formfactor, Inc. (AE)(N)                               25,800           1,014
Foundry Networks, Inc. (AE)                             4,800              87
Gartner, Inc. Class A (AE)(N)                          36,900             515
Glenayre Technologies, Inc. (AE)(N)                    12,900              68
Harris Corp.                                            9,700             459
Hittite Microwave Corp. (AE)                           16,100             543
Hutchinson Technology, Inc. (AE)(N)                     8,000             241
Ikanos Communications, Inc. (AE)(N)                    10,000             197
Imation Corp.                                           4,400             189
InFocus Corp. (AE)(N)                                  17,300              82
Informatica Corp. (AE)(N)                              28,900             449
Ingram Micro, Inc. Class A (AE)                        11,600             232
Integrated Device Technology, Inc. (AE)                21,300             316
Intergraph Corp. (AE)(N)                               17,810             742
Intermagnetics General Corp. (AE)(N)                   28,910             724
Internap Network Services Corp. (AE)                   26,600              25
Intersil Corp. Class A                                  4,100             119
Interwoven, Inc. (AE)(N)                               15,000             135
IXYS Corp. (AE)                                         9,400              87
JDA Software Group, Inc. (AE)(N)                        4,900              71
JDS Uniphase Corp. (AE)                                68,500             286
Juniper Networks, Inc. (AE)                            17,992             344
Jupitermedia Corp. (AE)                                 3,000              54
Keane, Inc. (AE)(N)                                     2,600              41
Keynote Systems, Inc. (AE)(N)                          12,300             141
Komag, Inc. (AE)(N)                                    12,800             609
Lawson Software, Inc. (AE)(N)                          75,600             580
Lions Gate Entertainment Corp. (AE)(N)                 22,500             228

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LSI Logic Corp. (AE)(N)                                57,400             664
Matrixone, Inc. (AE)                                   74,400             533
Maxtor Corp. (AE)(N)                                   18,100             173
Mentor Graphics Corp. (AE)                             49,800             550
Merge Technologies, Inc. (AE)                           7,300             117
Methode Electronics, Inc.                              17,900             195
Micrel, Inc. (AE)                                      15,000             222
Microsemi Corp. (AE)                                   29,600             862
Mindspeed Technologies, Inc. (AE)(N)                    9,000              36
Multi-Fineline Electronix, Inc. (AE)(N)                 5,900             345
NAVTEQ Corp. (AE)                                       8,900             451
Ness Technologies, Inc. (AE)(N)                         3,600              45
Netlogic Microsystems, Inc. (AE)(N)                    23,900             985
Novell, Inc. (AE)                                      76,400             587
Nuance Communications, Inc. (AE)(N)                    31,600             373
Nvidia Corp. (AE)                                       9,100             521
ON Semiconductor Corp. (AE)(N)                         50,200             364
Openwave Systems, Inc. (AE)(N)                         27,899             602
Parametric Technology Corp. (AE)                       41,300             674
Park Electrochemical Corp.                             12,900             381
Perficient, Inc. (AE)(N)                                4,300              50
Plexus Corp. (AE)                                       6,600             248
PMC - Sierra, Inc. (AE)(N)                             25,100             308
Portalplayer, Inc. (AE)(N)                              4,000              89
Power Integrations, Inc. (AE)(N)                        5,400             134
PowerDsine, Ltd. (AE)(N)                                6,500              45
Quantum Corp. (AE)(N)                                  61,100             228
Rackable Systems, Inc. (AE)(N)                         10,700             565
RADVision, Ltd. (AE)                                   25,800             461
RADWARE, Ltd. (AE)                                      3,300              58
Redback Networks, Inc. (AE)(N)                         32,713             710
Rockwell Automation, Inc.                              11,000             791
RSA Security, Inc. (AE)                                31,800             570
Satyam Computer Services, Ltd. - ADR (N)                9,600             420
Seachange International, Inc. (AE)(N)                  15,000             117
Semtech Corp. (AE)                                     20,400             365
Sigma Designs, Inc. (AE)(N)                            24,000             350
Silicon Laboratories, Inc. (AE)                         8,600             473
Silicon Storage Technology, Inc. (AE)(N)               25,000             109
SiRF Technology Holdings, Inc. (AE)(N)                  2,500              89
Skyworks Solutions, Inc. (AE)(N)                       42,000             285
Solectron Corp. (AE)                                   70,400             282
SPSS, Inc. (AE)                                         5,500             174
Stratasys, Inc. (AE)                                    1,900              56
Sunpower Corp. Class A (AE)(N)                          4,300             164
SupportSoft, Inc. (AE)(N)                               7,100              31
Sybase, Inc. (AE)                                       2,000              42
Sycamore Networks, Inc. (AE)                           42,400             199
SYKES Enterprises, Inc. (AE)                            8,100             115
Synopsys, Inc. (AE)                                    39,500             883
Talx Corp. (N)                                         10,200             290

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tekelec (AE)(N)                                         9,800             136
Tektronix, Inc.                                        10,000             357
Tessera Technologies, Inc. (AE)                        22,073             708
TIBCO Software, Inc. (AE)                              31,900             267
Transaction Systems Architects, Inc. Class A
   (AE)                                                25,107             784
Trident Microsystems, Inc. (AE)(N)                     46,900           1,363
Trizetto Group, Inc. (The) (AE)(N)                     27,100             477
Ultimate Software Group, Inc. (AE)(N)                  17,600             455
Unisys Corp. (AE)                                      81,500             562
Utstarcom, Inc. (AE)(N)                                20,800             131
VeriFone Holdings, Inc. (AE)                           16,400             497
Viasat, Inc. (AE)                                       8,700             249
Vocus, Inc. (AE)(N)                                    22,400             333
Volterra Semiconductor Corp. (AE)(N)                   10,400             199
WatchGuard Technologies, Inc. (AE)                      8,100              41
Wavecom SA - ADR (AE)(N)                                4,800              66
webMethods, Inc. (AE)                                  16,000             135
Websense, Inc. (AE)                                     6,800             188
Western Digital Corp. (AE)                             44,200             859
Wind River Systems, Inc. (AE)                          23,000             286
Witness Systems, Inc. (AE)                              8,500             216
Zoran Corp. (AE)(N)                                     4,600             101
                                                                 ------------
                                                                       51,735
                                                                 ------------

Utilities - 3.8%
AGL Resources, Inc.                                     8,200             296
Allete, Inc.                                            6,700             312
Alliant Energy Corp.                                   11,000             346
Atmos Energy Corp.                                      1,600              42
Black Hills Corp. (N)                                   7,400             252
Centerpoint Energy, Inc. (N)                            9,800             117
CenturyTel, Inc.                                       14,750             577
Cleco Corp. (N)                                         9,400             210
CMS Energy Corp. (AE)                                  30,300             392
Dobson Communications Corp. Class A (AE)               35,500             285
El Paso Electric Co. (AE)                              11,800             225
Energen Corp.                                          18,200             637
Laclede Group, Inc. (The) (N)                           2,000              69
Leap Wireless International, Inc. (AE)                  9,100             397
MDU Resources Group, Inc.                               8,200             274
NeuStar, Inc. Class A (AE)                              9,600             298
New Jersey Resources Corp.                              3,700             167
NII Holdings, Inc. (AE)(N)                             16,800             991
NorthWestern Corp.                                      9,900             308
NSTAR                                                   2,800              80
OGE Energy Corp.                                        8,700             252

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pepco Holdings, Inc.                                   14,300             326
Pike Electric Corp. (AE)                                3,200              67
Pinnacle West Capital Corp.                             6,000             235
RCN Corp. (AE)                                          1,000              26
Sierra Pacific Resources (AE)(N)                       40,100             554
Southern Union Co. (N)                                  5,300             131
Talk America Holdings, Inc. (AE)(N)                    12,300             105
Telephone & Data Systems, Inc.                          4,700             185
UbiquiTel, Inc. (AE)                                   19,500             197
UGI Corp.                                              26,200             552
US Cellular Corp. (AE)                                  2,220             132
WPS Resources Corp. (N)                                 1,000              49
                                                                 ------------
                                                                        9,086
                                                                 ------------

TOTAL COMMON STOCKS
(cost $183,977)                                                       222,640
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants (AE)                                  35,400               6
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $8)                                                                   6
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.7%
Frank Russell Investment Company Money Market
   Fund                                            15,296,000          15,296
United States Treasury Bill (z)(sec.)
   4.589% due 06/15/06                                    600             595
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $15,890)                                                         15,891
                                                                 ------------

OTHER SECURITIES - 24.1%
State Street Securities Lending Quality Trust
   (X)                                             57,311,695          57,312
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $57,312)                                                         57,312
                                                                 ------------

TOTAL INVESTMENTS - 124.6%
(identified cost $257,187)                                            295,849

OTHER ASSETS AND LIABILITIES,
NET - (24.6%)                                                         (58,474)
                                                                 ------------

NET ASSETS - 100.0%                                                   237,375
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME) expiration date
   06/06 (195)                                             15,050                910
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        910
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.1%
Australia - 3.1%
Amcor, Ltd.                                           102,713             544
AMP Ltd. (N)                                           54,100             336
Australia & New Zealand Banking Group, Ltd.            32,139             610
Australian Gas Light Co., Ltd. (N)                      3,900              52
Australian Stock Exchange, Ltd. (N)                     4,500             105
AXA Asia Pacific Holdings, Ltd.                        14,400              60
Babcock & Brown, Ltd.                                   2,000              26
BHP Billiton, Ltd.                                     64,364           1,290
Billabong International, Ltd. (N)                       8,400              91
BlueScope Steel, Ltd. (N)                               9,000              46
Boral, Ltd. (N)                                         9,900              63
Bradken, Ltd.                                          12,000              44
Burns Philp & Co., Ltd. (AE)                          108,741              81
Caltex Australia, Ltd.                                  4,800              66
Centro Properties Group (N)                             7,800              36
CFS Gandel Retail Trust (N)                            16,200              23
Challenger Financial Services Group, Ltd. (N)          13,700              34
Commonwealth Bank of Australia (N)                      9,100             295
Computershare, Ltd.                                    53,700             283
ConnectEast Group                                      68,094              60
CSL, Ltd.                                                 900              35
CSR, Ltd. (N)                                          31,800             102
David Jones, Ltd. (N)                                  16,800              34
DB RREEF Trust (o)(N)                                  12,747              13
Downer EDI, Ltd.                                       31,322             199
GPT Group                                              14,600              43
Gunns, Ltd. (N)                                        16,500              39
ING Industrial Fund                                    10,200              17
Insurance Australia Group, Ltd.                        48,640             190
Leighton Holdings, Ltd.                                 5,600              71
Lend Lease Corp., Ltd.                                  1,600              16
Lion Nathan, Ltd.                                       7,700              45
Macquarie Bank, Ltd. (N)                               10,300             477
Macquarie Infrastructure Group (N)                     18,100              49
McGuigan Simeon Wines, Ltd. (N)                         4,133              10
Mirvac Group (N)                                        2,800               9
National Australia Bank, Ltd. (N)                      59,334           1,601
Oil Search, Ltd. (N)                                   43,500             123
OneSteel, Ltd.                                         28,100              83
Origin Energy, Ltd.                                     7,500              39
Pacific Brands, Ltd.                                   36,600              63
Patrick Corp., Ltd.                                     2,600              15
Publishing & Broadcasting, Ltd.                         8,120             101
Qantas Airways, Ltd.                                   13,000              33
QBE Insurance Group, Ltd. (N)                          34,973             548
Ramsay Health Care, Ltd. (N)                           12,500              89
Rinker Group, Ltd.                                     27,836             396
Rio Tinto, Ltd. (N)                                     3,400             192
Santos, Ltd.                                            8,500              69

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sons of Gwalia, Ltd. (AE)(N)(B)                         8,400              --
Stockland (N)                                           8,900              43
Suncorp-Metway, Ltd.                                    6,100              85
Symbion Health, Ltd.                                   35,700              88
TABCORP Holdings, Ltd.                                 24,300             269
Transurban Group (N)                                   36,400             176
United Group, Ltd. (N)                                 12,300             113
Westfield Group (N)                                     9,256             113
Westpac Banking Corp.                                  12,000             205
Woodside Petroleum, Ltd.                                2,000              65
Woolworths, Ltd. (N)                                   34,350             463
                                                                 ------------
                                                                       10,466
                                                                 ------------

Austria - 0.2%
Erste Bank der Oesterreichischen Sparkassen AG          7,267             428
Erste Bank der Oesterreichischen Sparkassen AG
   (AE)                                                 6,954             405
                                                                 ------------
                                                                          833
                                                                 ------------

Belgium - 0.7%
Belgacom SA                                               600              19
Dexia                                                   3,300              85
Fortis                                                 21,130             754
Fortis (N)                                              5,200             186
Groupe Bruxelles Lambert SA (AE)                          800              89
InBev NV                                                1,200              56
KBC Groep NV                                            9,599           1,031
Mobistar SA (N)                                           400              29
Umicore                                                   700              97
                                                                 ------------
                                                                        2,346
                                                                 ------------

Brazil - 0.2%
Petroleo Brasileiro SA - ADR (N)                        5,410             469
Telecomunicacoes Brasileiras SA - ADR                   3,630             124
                                                                 ------------
                                                                          593
                                                                 ------------

Canada - 1.1%
Cameco Corp.                                           10,800             389
Inco, Ltd.                                             15,700             783
Petro-Canada                                           13,400             635
SNC-Lavalin Group, Inc.                                27,300             746
Suncor Energy, Inc.                                    13,500           1,036
                                                                 ------------
                                                                        3,589
                                                                 ------------

                                                               Non-U.S. Fund  19

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China - 0.1%
China Construction Bank Class H (AE)(N)(p)            158,000              74
China Telecom Corp., Ltd. Class H                     252,000              89
Foxconn International Holdings, Ltd. (AE)              69,000             130
                                                                 ------------
                                                                          293
                                                                 ------------

Denmark - 0.3%
AP Moller - Maersk A/S Class B                              1               9
Danske Bank A/S (N)                                    22,290             827
East Asiatic Co., Ltd. A/S (N)                            650              27
Novo-Nordisk A/S Series B                                 950              59
Topdanmark A/S (AE)                                       600              75
                                                                 ------------
                                                                          997
                                                                 ------------
Finland - 1.4%
Fortum OYJ (N)                                         31,200             787
M-real OYJ Class B                                     53,090             352
Metso OYJ (AE)                                          1,700              66
Neste Oil OYJ (N)                                      10,600             364
Nokia OYJ (N)                                          31,750             657
Nokia OYJ - ADR                                        85,798           1,778
Nokian Renkaat OYJ (N)                                  1,000              18
Orion OYJ Class B (N)                                   2,300              55
Rautaruukki OYJ (N)                                     1,900              70
Sampo OYJ                                               5,900             124
Stora Enso OYJ Class R (N)                              1,500              23
UPM-Kymmene OYJ (N)                                    23,599             558
                                                                 ------------
                                                                        4,852
                                                                 ------------

France - 9.9%
Air France (N)                                          7,100             167
Alstom RGPT (AE)                                        7,242             607
Altran Technologies SA (AE)(N)                         37,350             510
Axa SA (N)                                             37,769           1,325
BNP Paribas (N)                                        33,884           3,147
BNP Paribas (AE)                                          870              78
Cap Gemini SA (AE)(N)                                   4,900             267
Carrefour SA (N)                                       24,890           1,324
Christian Dior SA (N)                                   5,000             499
Cie de Saint-Gobain (N)                                 2,500             175
Cie Generale d'Optique Essilor International SA
   (N)                                                  7,391             659
Credit Agricole SA                                     20,730             807
Dassault Systemes SA (N)                               15,193             869
France Telecom SA (N)                                  51,520           1,159
Groupe Danone (N)                                      12,364           1,515
Lafarge SA (N)                                          8,032             910
LVMH Moet Hennessy Louis Vuitton SA (N)                11,833           1,160
Natexis Banques Populaires (N)                            200              54
Peugeot SA (N)                                         18,068           1,139

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PPR SA (N)                                              5,051             610
Publicis Groupe (N)                                     5,281             206
Sanofi-Aventis                                         30,749           2,925
Societe BIC SA (N)                                      2,600             175
Societe Generale (N)                                    8,200           1,233
Sodexho Alliance SA (N)                                 8,300             394
Suez SA (N)                                            27,428           1,081
Suez SA (AE)                                            1,228              --
Thomson (N)                                            21,470             424
Total SA (N)                                           16,031           4,229
Total SA - ADR (N)                                      6,516             858
Unibail                                                 4,907             886
Valeo SA (N)                                           18,046             755
Vallourec SA (N)                                        1,532           1,480
Veolia Environnement (AE)                              39,987           2,221
                                                                 ------------
                                                                       33,848
                                                                 ------------

Germany - 7.2%
Aareal Bank AG (AE)                                     4,763             222
Adidas-Salomon AG                                       1,200             237
Allianz AG                                              8,180           1,366
AMB Generali Holding AG                                 3,400             411
BASF AG                                                   500              39
Bayer AG                                               14,100             565
Bilfinger Berger AG                                     5,600             367
Celesio AG                                              2,300             218
Commerzbank AG                                         37,165           1,481
Continental AG                                          8,000             881
DaimlerChrysler AG (N)                                  6,400             368
Deutsche Bank AG (N)                                    7,729             883
Deutsche Boerse AG (N)                                 10,147           1,463
Deutsche Lufthansa AG (N)                              45,397             813
Deutsche Post AG                                       43,340           1,087
Deutsche Telekom AG (N)                                65,220           1,100
E.ON AG                                                25,749           2,834
Hannover Rueckversicherung AG (N)                      20,610             764
Hochtief AG (N)                                         3,100             175
Hypo Real Estate Holding AG                             4,958             340
Infineon Technologies AG (AE)(N)                       65,730             678
MAN AG (N)                                              7,700             534
Medion AG (N)                                           6,300              82
Merck KGaA                                              5,400             513
Metro AG (N)                                            7,560             388
MLP AG (N)                                                100               2
Muenchener Rueckversicherungs AG                        2,540             360
RWE AG (N)                                              2,300             200
Salzgitter AG                                           4,900             361

 20  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SAP AG                                                 10,547           2,288
Schering AG                                               300              31
Siemens AG                                             22,405           2,092
Suedzucker AG                                           1,500              39
ThyssenKrupp AG                                         3,700             107
Volkswagen AG (N)                                      13,950           1,053
Wincor Nixdorf AG                                         500              63
                                                                 ------------
                                                                       24,405
                                                                 ------------
Greece - 0.7%
EFG Eurobank Ergasias SA                               19,900             767
OPAP SA                                                30,217           1,155
Public Power Corp.                                     17,320             407
                                                                 ------------
                                                                        2,329
                                                                 ------------

Hong Kong - 1.1%
Bank of East Asia, Ltd.                               200,073             723
BOC Hong Kong Holdings, Ltd. (N)                       34,000              68
Cheung Kong Holdings, Ltd. (N)                         24,000             254
China Netcom Group Corp. Hong Kong, Ltd. (N)           36,000              64
Citic Pacific, Ltd.                                    98,000             294
CLP Holdings, Ltd.                                     18,000             105
CNOOC, Ltd.                                            52,000              40
Esprit Holdings, Ltd.                                  18,000             140
Hang Lung Properties, Ltd. (N)                          7,000              13
Henderson Land Development Co., Ltd. (N)                3,000              17
Hong Kong Exchanges and Clearing, Ltd. (N)              8,000              48
Hongkong Electric Holdings                             18,500              87
Hopewell Holdings                                      20,000              58
Hutchison Whampoa, Ltd.                                45,000             413
Hysan Development Co., Ltd.                             1,000               3
Kerry Properties, Ltd. (N)                              6,000              22
Li & Fung, Ltd.                                        68,000             153
Link REIT (The) (AE)(o)                                 9,500              21
MTR Corp. (N)                                          18,500              42
New World Development, Ltd. (N)                        22,000              39
Noble Group, Ltd. (N)                                  33,000              25
Orient Overseas International, Ltd. (N)                12,800              43
Shangri-La Asia, Ltd. (N)                              24,000              39
Shun TAK Holdings, Ltd.                               360,000             515
Sino Land Co. (N)                                      16,000              23
Sun Hung Kai Properties, Ltd.                           8,000              81
Swire Pacific, Ltd.                                    31,000             304
Television Broadcasts, Ltd.                            22,000             125
Wharf Holdings, Ltd.                                   24,000              88
Yue Yuen Industrial Holdings                           13,000              38
                                                                 ------------
                                                                        3,885
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR                   1,750              53
                                                                 ------------

Ireland - 0.7%
Bank of Ireland                                        54,088           1,003
CRH PLC                                                24,200             846
Kerry Group PLC Class A                                 1,600              39
Ryanair Holdings PLC - ADR (AE)(N)                      8,705             476
                                                                 ------------
                                                                        2,364
                                                                 ------------

Israel - 0.3%
Teva Pharmaceutical Industries, Ltd. - ADR (N)         23,500             968
                                                                 ------------

Italy - 3.3%
Banca Intesa SpA (N)                                   54,203             324
Banco Popolare di Verona e Novara Scrl (N)             30,770             814
Benetton Group SpA (N)                                 19,375             289
Enel SpA (N)                                           74,800             633
Eni SpA (N)                                           108,109           3,076
ERG SpA                                                   500              13
Fondiaria-Sai SpA (N)                                  10,700             428
Hera SpA (N)                                              100              --
Italcementi SpA (N)                                    21,300             510
Lottomatica SpA (AE)(N)                                 7,500             318
Mediaset SpA (N)                                       30,600             361
Milano Assicurazioni SpA (N)                           55,300             402
Parmalat Finanziaria SpA (AE)(N)(B)                    12,500              --
Seat Pagine Gialle SpA (AE)                           671,800             322
Snam Rete Gas SpA (N)                                   5,500              24
Telecom Italia SpA (N)                                242,249             672
UniCredito Italiano SpA (N)                           386,500           2,797
Unipol SpA                                            124,500             404
                                                                 ------------
                                                                       11,387
                                                                 ------------

Japan - 22.7%
77 Bank, Ltd. (The)                                    66,300             511
Access Co., Ltd. (AE)                                      15             133
Aeon Co., Ltd.                                         42,500           1,031
Aida Engineering, Ltd.                                 16,000             128
Aiful Corp. (N)                                        11,494             761
Aioi Insurance Co., Ltd.                               15,000             111
Aisin Seiki Co., Ltd.                                  10,000             389
Ajinomoto Co., Inc. (N)                                29,200             312
Alpen Co., Ltd. (AE)                                    2,400              90
Alps Electric Co., Ltd. (N)                             4,400              71
Arrk Corp. (N)                                          9,600             351
Aruze Corp. (N)                                         4,300              99

                                                               Non-U.S. Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Asahi Breweries, Ltd. (N)                               4,500              64
Asahi Glass Co., Ltd. (N)                              19,000             284
Asahi Kasei Corp. (N)                                  21,000             150
Astellas Pharma, Inc. (N)                              18,800             714
Avex Group Holdings, Inc.                               1,200              34
Bandai Visual Co., Ltd.                                    39             166
Bank of Fukuoka, Ltd. (The) (N)                         8,000              67
Bank of Kyoto, Ltd. (The) (N)                           7,000              84
Bridgestone Corp. (N)                                   6,000             125
BSL Corp. (N)                                          29,000              52
Canon Sales Co., Inc. (N)                               3,000              65
Canon, Inc. (N)                                        32,900           2,177
Chubu Electric Power Co., Inc. (N)                      3,300              83
Citizen Watch Co., Ltd. (N)                             6,900              65
CMK Corp.                                               1,800              33
Cosmo Oil Co., Ltd. (N)                                18,000              94
Credit Saison Co., Ltd. (N)                            13,300             736
Cyber Communications, Inc. (AE)(N)                         27             104
Dai Nippon Printing Co., Ltd. (N)                       7,000             127
Daiei, Inc. (The) (AE)(N)                               6,900             222
Daikin Industries, Ltd. (N)                             7,300             256
Daiwa House Industry Co., Ltd.                          6,000             104
Daiwa Securities Group, Inc. (N)                       54,000             724
Denki Kagaku Kogyo Kabushiki Kaisha (N)                15,000              67
Denso Corp. (N)                                         2,600             103
Dentsu, Inc. (N)                                          386           1,400
East Japan Railway Co. (N)                                 74             548
Eighteenth Bank, Ltd. (The)                            10,000              62
Eisai Co., Ltd. (N)                                    21,800             950
Exedy Corp.                                             5,300             172
FCC Co., Ltd.                                           5,200             116
Frontier Real Estate Investment Corp. (o)                  18             140
Fuji Heavy Industries, Ltd. (N)                        26,900             158
Fuji Photo Film Co., Ltd. (N)                          35,600           1,189
Fujikura, Ltd.                                          8,000              91
Fujitsu, Ltd. (N)                                      66,000             557
Funai Electric Co., Ltd. (N)                            5,700             564
Glory, Ltd. (N)                                         2,900              63
Hino Motors, Ltd.                                      42,400             267
Hiroshima Bank, Ltd. (The)                             19,000             113
Hitachi Chemical Co., Ltd. (N)                          2,100              60
Hitachi High-Technologies Corp.                         2,300              61
Hitachi Koki Co., Ltd. (N)                             16,000             269
Hitachi, Ltd. (N)                                      22,000             156
Hokkaido Electric Power Co., Inc. (N)                   2,200              47
Hokuhoku Financial Group, Inc. (N)                     23,000             101
Honda Motor Co., Ltd. (N)                               6,800             421
Hoya Corp.                                             11,700             472
Index Corp. (N)                                           150             316
Itochu Corp. (N)                                       28,000             241
Itochu-Shokuhin Co., Ltd.                               3,200             129
Iyo Bank, Ltd. (The)                                    4,000              43

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Japan Asia Investment Co., Ltd.                        19,000             150
Japan Logistics Fund, Inc. (o)                             23             164
Japan Tobacco, Inc.                                       195             686
JFE Holdings, Inc. (N)                                 13,100             529
JS Group Corp. (N)                                     25,100             540
JSR Corp. (N)                                          44,800           1,332
JTEKT Corp.                                            29,000             579
Kadokawa Holdings, Inc. (N)                             5,300             172
Kamigumi Co., Ltd. (N)                                 16,000             128
Kansai Electric Power Co., Inc. (The) (N)               7,300             162
Kansai Paint Co., Ltd. (N)                             24,000             220
Kanto Tsukuba Bank, Ltd. (The) (AE)                     3,500              62
Kao Corp. (N)                                          22,000             579
Kawasaki Kisen Kaisha, Ltd. (N)                        10,000              59
KDDI Corp. (N)                                            168             898
Keihin Corp.                                            2,200              60
Kirin Beverage Corp. (N)                                3,400              83
Kirin Brewery Co., Ltd.                                 5,000              68
Kobayashi Pharmaceutical Co., Ltd.                      2,200              78
Kobe Steel, Ltd. (N)                                   47,000             179
Koei Co., Ltd. (N)                                      9,210             191
Koito Manufacturing Co., Ltd.                          10,000             140
Komatsu, Ltd. (N)                                      19,000             362
Komori Corp.                                            3,000              70
Kose Corp. (N)                                          3,300             124
Kubota Corp. (N)                                       21,000             227
Kuraray Co., Ltd. (N)                                  38,600             454
Kurita Water Industries, Ltd. (N)                       6,500             139
Kyocera Corp. (N)                                       1,100              97
Kyowa Hakko Kogyo Co., Ltd. (N)                        19,000             139
Kyushu Electric Power Co., Inc. (N)                     3,500              79
Kyushu-Shinwa Holdings, Inc. (AE)(N)                   38,000              90
Mabuchi Motor Co., Ltd. (N)                             9,300             479
Makita Corp. (N)                                        4,300             133
Marubeni Corp. (N)                                     24,000             126
Marui Co., Ltd. (N)                                    11,400             225
Matsumotokiyoshi Co., Ltd. (N)                         13,700             392
Matsushita Electric Industrial Co., Ltd. (N)           63,000           1,400
Matsushita Electric Works, Ltd. (N)                     7,000              84
Mazda Motor Corp. (N)                                  19,000             115
Millea Holdings, Inc. (N)                                   8             158
Minebea Co., Ltd. (N)                                  30,000             207
Mitsubishi Chemical Holdings Corp.                      2,000              12
Mitsubishi Corp.                                       24,600             560
Mitsubishi Electric Corp. (N)                          28,000             238
Mitsubishi Estate Co., Ltd.                            11,000             261

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Gas Chemical Co., Inc.                       6,000              73
Mitsubishi Heavy Industries, Ltd.                      15,000              71
Mitsubishi Logistics Corp. (N)                          7,000             112
Mitsubishi Rayon Co., Ltd. (N)                         37,000             303
Mitsubishi UFJ Financial Group, Inc. (N)                  165           2,523
Mitsui & Co., Ltd. (N)                                 46,000             665
Mitsui Chemicals, Inc. (N)                             12,000              88
Mitsui Fudosan Co., Ltd. (N)                           22,000             506
Mitsui OSK Lines, Ltd. (N)                             17,000             115
Mitsui Sumitomo Insurance Co., Ltd. (N)                34,000             462
Mitsui Trust Holdings, Inc.                            11,400             167
Mizuho Financial Group, Inc. (N)                          187           1,530
Mori Seiki Co., Ltd. (N)                                4,000              84
Nabtesco Corp.                                          5,000              62
Nafco Co., Ltd.                                         2,500              95
NEC Corp. (N)                                          18,000             126
Netprice, Ltd. (AE)(N)                                     22              82
Nidec Corp. (N)                                         2,700             222
Nikko Cordial Corp. (N)                                 4,000              66
Nintendo Co., Ltd. (N)                                  2,300             344
Nippon Electric Glass Co., Ltd. (N)                    36,000             896
Nippon Express Co., Ltd. (N)                          207,800           1,179
Nippon Mining Holdings, Inc.                           12,000             101
Nippon Oil Corp. (N)                                   54,000             423
Nippon Paper Group, Inc. (N)                               62             268
Nippon Steel Corp. (N)                                 81,000             314
Nippon Telegraph & Telephone Corp.                         86             369
Nippon Yusen KK (N)                                    27,000             165
Nissan Chemical Industries, Ltd.                        5,000              85
Nissan Motor Co., Ltd. (N)                            111,300           1,322
Nissha Printing Co., Ltd.                               4,000             151
Nitto Denko Corp. (N)                                   6,800             577
NOK Corp. (N)                                           5,400             145
Nomura Holdings, Inc. (N)                               6,900             154
NSK, Ltd. (N)                                           6,000              52
NTN Corp. (N)                                           8,000              63
NTT Urban Development Corp.                                30             260
Obic Co., Ltd.                                            950             200
Omron Corp.                                            13,000             373
ORIX Corp. (N)                                          3,070             956
Osaka Gas Co., Ltd. (N)                                27,000              98
Parco Co., Ltd.                                        11,000             137
Rakuten, Inc. (N)                                       1,729           1,572
Rengo Co., Ltd. (N)                                    11,000              85
Resona Holdings, Inc. (AE)(N)                              56             193
Ricoh Co., Ltd. (N)                                    43,000             840
Rinnai Corp. (N)                                       15,500             465
Rohm Co., Ltd.                                          9,400             994
Sapporo Hokuyo Holdings, Inc.                               3              34
SBI Holdings, Inc. (N)                                    433             245
Sekisui Chemical Co., Ltd. (N)                         86,300             731
Sekisui House, Ltd. (N)                                50,800             758

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Seven & I Holdings Co., Ltd.                            4,500             178
SFCG Co., Ltd.                                          1,165             264
Sharp Corp.                                            64,000           1,134
Shin-Etsu Chemical Co., Ltd.                           13,500             733
Shinko Electric Industries Co., Ltd. (N)                4,800             145
Shinsei Bank, Ltd.                                    202,000           1,414
Shionogi & Co., Ltd. (N)                                7,000             115
Skylark Co., Ltd. (N)                                  27,600             494
SMC Corp. (N)                                             900             140
Softbank Corp. (N)                                      1,700              50
Sohgo Security Services Co., Ltd.                      10,398             167
Sompo Japan Insurance, Inc. (N)                        10,000             145
Sony Corp. (N)                                         12,400             574
Stanley Electric Co., Ltd. (N)                         11,500             245
Sumco Corp.                                             3,200             172
Sumisho Lease Co., Ltd. (N)                             3,000             148
Sumitomo Chemical Co., Ltd. (N)                        14,000             114
Sumitomo Electric Industries, Ltd.                     20,000             317
Sumitomo Forestry Co., Ltd.                            13,000             132
Sumitomo Heavy Industries, Ltd. (N)                    12,000             115
Sumitomo Metal Industries, Ltd. (N)                    54,000             232
Sumitomo Mitsui Financial Group, Inc. (N)                 251           2,772
Sumitomo Realty & Development Co., Ltd.                27,000             748
Sumitomo Trust & Banking Co., Ltd. (The) (N)           32,000             370
Sumitomo Warehouse Co., Ltd. (The) (N)                 12,000              95
T&D Holdings, Inc. (N)                                  3,250             254
Take And Give Needs Co., Ltd. (N)                         191             300
Takeda Pharmaceutical Co., Ltd. (N)                    11,400             650
Takefuji Corp. (N)                                     12,430             783
Tanabe Seiyaku Co., Ltd. (N)                            7,000              78
TDK Corp. (N)                                           7,700             580
Teijin, Ltd.                                           58,000             386
Telewave, Inc. (N)                                         40             125
Terumo Corp. (N)                                        6,300             207
Toagosei Co., Ltd. (N)                                 13,000              57
Tohoku Electric Power Co., Inc. (N)                     4,500              97
Tokai Carbon Co., Ltd. (N)                             25,000             157
Tokyo Electric Power Co., Inc. (The) (N)                9,500             237
Tokyo Electron, Ltd.                                   13,800             952
Toppan Printing Co., Ltd. (N)                          12,000             166
Toshiba Corp. (N)                                      75,000             436
Toshiba Machine Co., Ltd.                               4,000              47

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tosoh Corp. (N)                                        18,000              90
Toyobo Co., Ltd. (N)                                   19,000              59
Toyoda Gosei Co., Ltd. (N)                             17,400             381
Toyota Motor Corp. (N)                                 77,600           4,239
Trend Micro, Inc. (N)                                   5,000             175
UFJ NICOS Co., Ltd.                                     4,000              42
UNY Co., Ltd. (N)                                       9,000             144
Valor Co., Ltd.                                         4,400              96
Vodafone KK (AE)                                            2               4
West Japan Railway Co. (N)                                 23              97
Xebio Co., Ltd. (N)                                     3,600             124
Yahoo! Japan Corp. (N)                                    324             198
Yamada Denki Co., Ltd. (N)                                400              46
Yamaha Corp. (N)                                        1,900              34
Yamaha Motor Co., Ltd. (N)                              5,400             134
Yamato Holdings Co., Ltd.                               3,000              61
Yokogawa Electric Corp. (N)                             8,200             146
Yokohama Rubber Co., Ltd. (The)                        29,000             151
                                                                 ------------
                                                                       77,270
                                                                 ------------
Luxembourg - 0.5%
Arcelor                                                   500              20
Arcelor (N)                                               900              35
SES Global SA                                          61,171             974
Tenaris SA - ADR (N)                                    3,800             687
                                                                 ------------
                                                                        1,716
                                                                 ------------

Mexico - 0.9%
America Movil SA de CV Series L                        35,200           1,206
Coca-Cola Femsa SA de CV - ADR (N)                     13,900             462
Grupo Televisa SA - ADR                                60,000           1,194
Telefonos de Mexico SA de CV Series L                  15,490             348
                                                                 ------------
                                                                        3,210
                                                                 ------------

Netherlands - 4.1%
ABN AMRO Holding NV                                    34,517           1,035
Aegon NV (N)                                           40,394             748
ASML Holding NV (AE)                                   44,957             918
Buhrmann NV                                            18,600             329
CSM Class A                                             1,000              31
Euronext NV (N)                                        20,449           1,686
European Aeronautic Defense and Space Co. NV (N)       12,200             514
Hagemeyer NV (AE)(N)                                      100               1
Heineken NV                                            25,368             963
Hunter Douglas NV                                       1,200              80
ING Groep NV                                              100               4
Koninklijke BAM Groep NV                                1,000             101
Koninklijke Philips Electronics NV                     11,600             390
Koninklijke Philips Electronics NV (N)                 56,426           1,907

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OCE NV (N)                                              1,700              31
Randstad Holdings NV (AE)                               3,600             213
Rodamco Europe NV                                       4,400             442
Royal Dutch Shell PLC Class A                          31,870             996
Royal KPN NV (N)                                        7,300              82
Royal Numico NV (AE)                                   34,900           1,544
Unilever NV                                             8,400             583
VNU NV (N)                                             31,040           1,009
Wolters Kluwer NV                                      10,821             270
                                                                 ------------
                                                                       13,877
                                                                 ------------

Norway - 0.6%
DNB NOR ASA (N)                                        55,792             751
Statoil ASA (N)                                        38,500           1,111
Yara International ASA (N)                             13,400             213
                                                                 ------------
                                                                        2,075
                                                                 ------------

Portugal - 0.1%
Energias de Portugal SA (N)                            65,750             258
                                                                 ------------

Singapore - 1.1%
CapitaCommercial Trust (o)(N)                          27,000              30
CapitaLand, Ltd. (N)                                   56,200             168
City Developments, Ltd.                                14,000              94
CSE Global, Ltd.                                       45,000              24
DBS Group Holdings, Ltd.                              134,110           1,353
Fraser and Neave, Ltd.                                  4,000              49
Jardine Cycle & Carriage, Ltd.                          9,000              62
Keppel Corp., Ltd. (N)                                 45,000             384
NatSteel, Ltd.                                         11,000              10
Neptune Orient Lines, Ltd.                             19,000              26
Oversea-Chinese Banking Corp.                          31,000             128
Parkway Holdings, Ltd.                                 74,000             113
SembCorp Industries, Ltd.                              31,880              69
Singapore Petroleum Co., Ltd. (N)                      15,000              48
Singapore Post, Ltd.                                   95,000              71
Singapore Technologies Engineering, Ltd. (N)           44,000              84
United Overseas Bank, Ltd.                             92,200             890
United Overseas Land, Ltd. (N)                          9,300              17
United Test and Assembly Center, Ltd. (AE)            128,000              73
Venture Corp., Ltd.                                    11,000              87
                                                                 ------------
                                                                        3,780
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    18,154             378
                                                                 ------------

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
South Korea - 0.9%
Hana Financial Group, Inc.                                134               6
Korea Electric Power Corp. - ADR                       15,290             330
KT Corp. - ADR (N)                                     16,800             358
Lotte Shopping Co. - GDR (AE)(p)                       20,936             429
Samsung Electronics Co., Ltd.                           2,140           1,388
SK Telecom Co., Ltd. - ADR (N)                         21,700             512
                                                                 ------------
                                                                        3,023
                                                                 ------------

Spain - 2.6%
Actividades de Construccion y Servicios SA (N)         20,713             805
Altadis SA (N)                                         39,400           1,767
Antena 3 de Television SA (N)                           2,200              57
Banco Bilbao Vizcaya Argentaria SA (N)                 36,432             760
Banco Popular Espanol SA (N)                           10,920             161
Banco Santander Central Hispano SA (N)                 65,780             961
Cia de Distribucion Integral Logista SA (N)             4,600             259
Cia Espanola de Petroleos SA                              500              27
Corp Mapfre SA (N)                                     39,030             795
Endesa SA (N)                                           4,100             132
Fomento de Construcciones y Contratas SA (N)            1,000              74
Gamesa Corp. Tecnologica SA (N)                        19,860             382
Gestevision Telecinco SA (N)                           16,900             422
Iberdrola SA                                            4,390             142
Iberia Lineas Aereas de Espana (N)                      8,400              23
Indra Sistemas SA                                      12,300             250
Repsol YPF SA (N)                                       4,330             123
Repsol YPF SA - ADR                                    23,339             665
Sociedad General de Aguas de Barcelona SA Class
   A (N)                                                1,200              31
Telefonica SA                                          71,724           1,126
                                                                 ------------
                                                                        8,962
                                                                 ------------
Sweden - 2.4%
Atlas Copco AB Class A (N)                             13,500             380
Axfood AB (N)                                             700              17
Electrolux AB (N)                                       4,400             126
Elekta AB Class B (N)                                   3,300              54
Fabege AB (N)                                           1,800              38
Hennes & Mauritz AB Series B                           20,609             752
Holmen AB Class B                                       2,400             101
Nordea Bank AB (N)                                     26,500             328
Sandvik AB                                              6,500             384
Securitas AB Series B (N)                              33,972             654
Skandinaviska Enskilda Banken AB Class A (N)            8,200             203
Skanska AB Class B (N)                                  5,100              84
Ssab Svenskt Stal AB                                    3,700             171

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Svenska Cellulosa AB Series B (N)                      10,180             447
Svenska Handelsbanken Series A (N)                     25,893             720
Swedish Match AB (N)                                    3,500              48
Tele2 AB Class B (N)                                    2,300              27
Telefonaktiebolaget LM Ericsson
   Series B                                           931,558           3,540
TeliaSonera AB (N)                                      9,500              57
                                                                 ------------
                                                                        8,131
                                                                 ------------

Switzerland - 6.6%
ABB, Ltd. (AE)(N)                                      81,020           1,022
Ciba Specialty Chemicals AG                            13,768             823
Clariant AG (N)                                        22,650             351
Compagnie Financiere Richemont AG Class A (N)          14,606             700
Credit Suisse Group (N)                                31,837           1,786
Georg Fischer AG                                          219              98
Kuehne & Nagel International AG                         2,100             681
Logitech International SA (AE)                         21,052             841
Nestle SA (N)                                           9,582           2,845
Novartis AG (N)                                        57,741           3,211
Pargesa Holding SA Class B                              2,115             204
PubliGroupe SA                                             77              23
Roche Holding AG (N)                                   26,119           3,889
Sulzer AG                                                 236             161
Swatch Group AG                                        19,498             679
Swatch Group AG Class B                                   300              50
Swiss Reinsurance (N)                                  11,590             810
Synthes, Inc.                                           4,842             531
UBS AG (N)                                             33,739           3,706
Zurich Financial Services AG (N)                          662             156
                                                                 ------------
                                                                       22,567
                                                                 ------------

Taiwan - 0.3%
HON HAI Precision Industry Co. Ltd.                    77,000             477
United Microelectronics Corp. - ADR (N)               141,250             481
                                                                 ------------
                                                                          958
                                                                 ------------

United Kingdom - 17.9%
3i Group PLC                                           68,969           1,127
Alliance & Leicester PLC                                5,600             120
Anglo American PLC                                     33,309           1,284
Antofagasta PLC                                         4,900             182
ARM Holdings PLC                                      263,998             611
AstraZeneca PLC                                        35,525           1,790

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aviva PLC                                              35,100             488
BAA PLC                                                 4,900              71
BAE Systems PLC                                       161,800           1,183
Barclays PLC                                          190,495           2,229
Barratt Developments PLC                               14,500             267
BG Group PLC                                          113,200           1,415
BHP Billiton PLC                                       93,000           1,699
BOC Group PLC                                           2,100              56
Boots Group PLC                                        36,637             458
BP PLC                                                452,698           5,199
Bradford & Bingley PLC                                 27,700             240
Brambles Industries PLC                                41,400             310
British Airways PLC (AE)                               40,700             250
British American Tobacco PLC                           35,800             867
British Land Co. PLC                                   53,300           1,149
BT Group PLC                                          163,231             630
Capita Group PLC                                       33,500             267
Carphone Warehouse Group PLC                          207,924           1,116
Centrica PLC                                          224,500           1,098
Compass Group PLC                                       8,000              32
Cookson Group PLC (AE)                                 24,500             220
Corus Group PLC                                       146,800             224
Diageo PLC                                             48,108             758
DSG International PLC                                   2,700               9
EMI Group PLC                                         247,668           1,089
Friends Provident PLC                                  34,700             126
George Wimpey PLC                                      26,900             261
GKN PLC                                                94,458             546
GlaxoSmithKline PLC                                   147,355           3,853
Hammerson PLC                                             400               9
Hanson PLC                                             25,000             328
HBOS PLC                                               38,700             646
HMV Group PLC                                          66,900             198
HSBC Holdings PLC                                     178,696           2,996
Imperial Chemical Industries PLC                        9,300              56
Imperial Tobacco Group PLC                             14,400             427
ITV PLC                                                13,100              27
J Sainsbury PLC                                       128,980             745
Kelda Group PLC                                         4,300              59
Kingfisher PLC                                        199,500             830
Land Securities Group PLC                               4,100             137
Liberty International PLC                               3,500              72
Lloyds TSB Group PLC                                   46,200             442
London Stock Exchange PLC                              65,000           1,193
Man Group PLC                                           1,100              47
Marks & Spencer Group PLC                              86,300             834
Old Mutual PLC                                        240,945             842
Pearson PLC                                            80,718           1,119
Prudential PLC                                         54,266             629
Reckitt Benckiser PLC                                  45,062           1,586
Reed Elsevier PLC                                      50,640             486
Reuters Group PLC                                     104,100             717
RHM PLC                                                16,400              77
Rio Tinto PLC                                           2,200             112

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rolls Royce Group (AE)                              4,123,609               7
Rolls-Royce Group PLC                                  83,647             666
Royal & Sun Alliance Insurance Group PLC              115,600             277
Royal Bank of Scotland Group PLC                       65,460           2,130
Royal Dutch Shell PLC
   Class A                                             31,778             994
Royal Dutch Shell PLC
   Class B                                             55,381           1,801
SABMiller PLC                                           4,300              85
Scottish & Southern Energy PLC                         46,600             917
Smiths Group PLC                                       48,900             835
Standard Chartered PLC                                 80,650           2,007
Tate & Lyle PLC                                        20,800             206
Taylor Woodrow PLC                                     36,800             258
Tesco PLC                                             108,100             620
Travis Perkins PLC                                      4,980             144
Trinity Mirror PLC                                     41,340             409
Unilever PLC                                          130,091           1,331
Vodafone Group PLC                                  1,133,555           2,373
                                                                 ------------
                                                                       60,898
                                                                 ------------

TOTAL COMMON STOCKS
(cost $233,629)                                                       310,311
                                                                 ------------

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Fresenius AG                                            6,110           1,096
ProSiebenSat.1 Media AG                                23,229             605
                                                                 ------------
                                                                        1,701
                                                                 ------------

Italy - 0.0%
Unipol SpA (N)                                            100              --
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,042)                                                           1,701
                                                                 ------------


 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------

OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Belgium - 0.0%
Bel20 Index Futures
   Apr 2006 3,977.11 (EUR) Call (5)                       241              30
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index Futures
   Jun 2006 7,983.03 (CHF) Call (23)                    1,408              88
   Jun 2006 8,016.00 (CHF) Call (5)                       307              19
                                                                 ------------
                                                                          107
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $138)                                                               137
                                                                 ------------
                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 8.1%
United States - 8.1%
Frank Russell Investment Company Money Market
   Fund                                            24,766,000          24,766
United States Treasury Bills (z)(sec.)
   4.594% due 06/15/06                                  1,000             991
   4.591% due 06/22/06                                  2,000           1,980
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $27,736)                                                         27,737
                                                                 ------------

OTHER SECURITIES - 35.6%
State Street Securities Lending Quality Trust
   (X)                                            121,260,532         121,261
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $121,261)                                                       121,261
                                                                 ------------

TOTAL INVESTMENTS - 135.3%
(identified cost $383,806)                                            461,147

OTHER ASSETS AND LIABILITIES,
NET - (35.3%)                                                        (120,290)
                                                                 ------------

NET ASSETS - 100.0%                                                   340,857
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 04/06 (48)                               5,444                 66

CAC-40 Index (France)
   expiration date 04/06 (36)                               2,273                 22
   expiration date 06/06 (20)                               1,239                 24
DAX Index (Germany)
   expiration date 06/06 (14)                               2,542                 73

EUR STOXX 50 Index (EMU)
   expiration date 06/06 (105)                              4,823                 21

FTSE-100 Index (UK)
   expiration date 06/06 (49)                               5,074                 71

OMX S30 Index (Sweden)
   expiration date 04/06 (219)                              2,923                 56

TOPIX Index (Japan)
   expiration date 06/06 (89)                              13,031                878

Short Positions
DAX Index (Germany)
   expiration date 06/06 (8)                                1,453                 (5)

FTSE-100 Index (UK)
   expiration date 06/06 (28)                               2,899                  9

Hang Seng Index (Hong Kong)
   expiration date 04/06 (7)                                  713                 --

IBEX Plus Indes (Spain)
   expiration date 04/06 (18)                               2,587                 (2)

MIB-30 (Italy)
   expiration date 06/06 (13)                               2,936                 26

MSCI Singapore Index
   expiration date 04/06 (6)                                  222                 (3)

SPI 200 Index (Australia)
   expiration date 06/06 (35)                               3,206               (101)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,135
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Apr 2006 3,977.11 (EUR) Put (5)                            241                (34)

Switzerland
Swiss Market Index Futures
   Jun 2006 7,983.03 (CHF) Put (23)                         1,408                (94)
   Jun 2006 8,016.00 (CHF) Put (5)                            307                (22)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $138)                                                     (150)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              14   AUD               20    04/03/06                 --
USD               4   CHF                5    04/03/06                 --
USD               5   CHF                6    04/03/06                 --
USD               7   CHF                9    04/03/06                 --
USD              29   CHF               38    04/04/06                 --
USD              29   CHF               38    04/04/06                 --
USD               8   CHF               10    04/05/06                 --
USD           9,368   CHF           12,204    06/21/06                 75
USD             277   DKK            1,720    06/21/06                  4
USD           1,093   EUR              909    04/03/06                  8
USD             354   EUR              291    04/04/06                 (1)
USD             461   EUR              380    04/05/06                 --
USD             242   EUR              200    06/21/06                  2
USD             364   EUR              300    06/21/06                  2
USD             486   EUR              400    06/21/06                  1
USD             600   EUR              500    06/21/06                  9
USD           9,352   EUR            7,800    06/21/06                148
USD             132   GBP               76    04/03/06                 --
USD             350   GBP              200    06/21/06                 (2)
USD           5,217   GBP            3,000    06/21/06                  1
USD              67   HKD              518    06/21/06                 --
USD             104   HKD              803    06/21/06                 --
USD               2   JPY              183    04/03/06                 --
USD               3   JPY              407    04/03/06                 --
USD               3   JPY              409    04/03/06                 --
USD               3   JPY              410    04/03/06                 --
USD               4   JPY              413    04/03/06                 --
USD               4   JPY              413    04/03/06                 --
USD              22   JPY            2,550    04/03/06                 --
USD               4   JPY              416    04/04/06                 --
USD              22   JPY            2,569    04/04/06                 --
USD              11   JPY            1,259    04/05/06                 --
USD             159   JPY           18,767    04/05/06                 --
USD             431   JPY           50,000    06/21/06                 (1)
USD             432   JPY           50,000    06/21/06                 (3)
USD             435   JPY           50,000    06/21/06                 (6)
USD           2,871   JPY          337,594    06/21/06                 29
USD           7,737   JPY          900,000    06/21/06                 (5)
USD             391   NOK            2,560    04/05/06                 --
USD               7   SGD               11    04/03/06                 --
USD              10   SGD               16    04/03/06                 --
USD              27   SGD               44    04/03/06                 --
USD              10   SGD               16    04/05/06                 --
USD             163   SGD              263    06/21/06                 --
USD           4,035   SGD            6,542    06/21/06                 26

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
AUD             676   USD              480    06/21/06                 (4)
AUD           3,830   USD            2,800    06/21/06                 61
CHF             399   USD              306    06/21/06                 (3)
DKK           1,023   USD              165    06/21/06                 (2)
EUR              24   USD               29    04/03/06                 --
EUR             136   USD              163    04/03/06                 (1)
EUR              46   USD               56    04/04/06                 --
EUR             546   USD              662    04/04/06                 --
EUR             565   USD              684    04/04/06                 (1)
EUR             100   USD              122    06/21/06                 --
EUR             200   USD              243    06/21/06                 (1)
EUR           1,000   USD            1,199    06/21/06                (19)
EUR           1,130   USD            1,361    06/21/06                (15)
EUR           8,579   USD           10,289    06/21/06               (158)
GBP             198   USD              343    04/03/06                 (1)
GBP              59   USD              104    04/04/06                  1
GBP             115   USD              200    04/05/06                 --
GBP             400   USD              696    06/21/06                 --
GBP             761   USD            1,322    06/21/06                 (2)
GBP           2,384   USD            4,120    06/21/06                (26)
HKD             546   USD               70    06/21/06                 --
JPY           8,951   USD               76    04/03/06                 --
JPY           6,477   USD               55    04/04/06                 --
JPY          17,820   USD              151    04/04/06                 --
JPY          50,000   USD              436    06/21/06                  6
JPY         134,343   USD            1,154    06/21/06                 --
JPY         160,000   USD            1,379    06/21/06                  4
SEK           1,441   USD              185    04/05/06                 --
SEK             923   USD              119    06/21/06                 --
SEK          13,076   USD            1,672    06/21/06                (18)
SGD              13   USD                8    04/05/06                 --
SGD             161   USD               99    06/21/06                 (1)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 107
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MCSI Austria
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR     463    plus 0.15%                12/27/06                     9

MCSI Denmark
   Local Net Total Return                                       1 Month DKK CIBOR
   Index                         Merrill Lynch      DKK     875    plus 0.15%                12/27/06                     1

MCSI Norway
   Local Net Total Return                                       1 Month NOK NIBOR
   Index                         Merrill Lynch      NOK   5,860    plus 0.15%                12/27/06                    65
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                75
                                                                                                           ================

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.9             20,019
Consumer Discretionary                                       10.2             34,590
Consumer Staples                                              6.3             21,583
Financial Services                                           24.0             81,633
Health Care                                                   6.8             23,108
Integrated Oils                                               6.6             22,634
Materials and Processing                                     10.2             34,778
Miscellaneous                                                 0.8              2,683
Other Energy                                                  0.5              1,534
Producer Durables                                             7.8             26,753
Technology                                                    5.3             18,003
Utilities                                                     7.2             24,694
Options Purchased                                              --                137
Short-Term Investments                                        8.1             27,737
Other Securities                                             35.6            121,261
                                                  ---------------    ---------------

Total Investments                                           135.3            461,147
Other Assets and Liabilities, Net                           (35.3)          (120,290)
                                                  ---------------    ---------------

Net Assets                                                  100.0            340,857
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1                378
Asia                                                          6.6             22,458
Europe                                                       41.8            142,785
Japan                                                        22.7             77,270
Latin America                                                 1.1              3,803
Middle East                                                   0.3                968
Other Regions                                                 9.2             31,326
United Kingdom                                               17.9             60,898
Other Securities                                             35.6            121,261
                                                  ---------------    ---------------

Total Investments                                           135.3            461,147
Other Assets and Liabilities, Net                           (35.3)          (120,290)
                                                  ---------------    ---------------

Net Assets                                                  100.0            340,857
                                                  ===============    ===============

See accompanying notes which are an integral part of the schedules of investments.

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.1%
Apartments - 17.7%
Apartment Investment & Management Co. Class A
   (o)                                                116,825           5,479
Archstone-Smith Trust (o)                             352,172          17,176
AvalonBay Communities, Inc. (o)(N)                    220,100          24,013
BRE Properties, Inc. Class A (o)                       23,900           1,338
Camden Property Trust (o)(N)                          130,400           9,395
Equity Residential (o)                                433,000          20,260
Essex Property Trust, Inc. (o)(N)                      69,700           7,579
GMH Communities Trust (o)                             182,900           2,129
Home Properties, Inc. (o)                              11,100             567
Mid-America Apartment Communities, Inc. (o)(N)          7,000             383
Post Properties, Inc. (o)(N)                            6,000             267
United Dominion Realty Trust, Inc. (o)(N)             138,000           3,939
                                                                 ------------
                                                                       92,525
                                                                 ------------

Diversified - 6.4%
Colonial Properties Trust (o)                          37,000           1,855
iStar Financial, Inc. (o)(N)                           34,800           1,332
Spirit Finance Corp. (o)(N)                           271,300           3,310
Vornado Realty Trust (o)                              279,114          26,795
                                                                 ------------
                                                                       33,292
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             27,700             671
                                                                 ------------

Health Care - 3.0%
Health Care REIT, Inc. (o)(N)                          33,400           1,272
Healthcare Realty Trust, Inc. (o)(N)                   55,000           2,056
LTC Properties, Inc. (o)(N)                            14,200             330
Nationwide Health Properties, Inc. (o)                 69,500           1,495
Omega Healthcare Investors,
   Inc. (o)(N)                                         82,600           1,158
Ventas, Inc. (o)(N)                                   285,250           9,465
                                                                 ------------
                                                                       15,776
                                                                 ------------

Industrial - 6.9%
AMB Property Corp. (o)                                175,000           9,497
First Potomac Realty Trust (o)(N)                      23,900             675
ProLogis (o)(N)                                       488,298          26,124
                                                                 ------------
                                                                       36,296
                                                                 ------------
Lodging/Resorts - 9.0%
DiamondRock Hospitality Co. (o)                        29,400             406
FelCor Lodging Trust, Inc. (o)                        140,800           2,971
Hilton Hotels Corp.                                   272,400           6,935
Hospitality Properties Trust (o)(N)                    16,500             720
Host Marriott Corp. (o)                               739,000          15,815
LaSalle Hotel Properties (o)                          103,100           4,227

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         227,032          15,377
Strategic Hotels & Resorts, Inc. (AE)(o)(N)            28,100             654
                                                                 ------------
                                                                       47,105
                                                                 ------------

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (o)(N)               54,100           2,691
                                                                 ------------

Mixed Industrial/Office - 2.4%
Duke Realty Corp. (o)                                  41,500           1,575
Liberty Property Trust (o)(N)                         162,800           7,678
PS Business Parks, Inc. (o)                            55,100           3,081
                                                                 ------------
                                                                       12,334
                                                                 ------------

Office - 18.8%
Alexandria Real Estate Equities, Inc. (o)(N)           28,400           2,707
American Financial Realty
   Trust (o)(N)                                        64,400             750
BioMed Realty Trust, Inc. (o)(N)                      105,550           3,129
Boston Properties, Inc. (o)(N)                        254,400          23,723
Brandywine Realty Trust (o)(N)                        161,286           5,123
Brookfield Properties Corp.                           331,250          11,312
CarrAmerica Realty Corp. (o)                           69,000           3,078
Columbia Equity Trust, Inc. (o)                        82,600           1,452
Corporate Office Properties Trust (o)                  91,500           4,185
Equity Office Properties Trust (o)                    239,400           8,039
Highwoods Properties, Inc. (o)                         76,500           2,580
Kilroy Realty Corp. (o)(N)                             69,600           5,377
Mack-Cali Realty Corp. (o)                             86,800           4,166
Reckson Associates Realty
   Corp. (o)(N)                                       175,200           8,028
SL Green Realty Corp. (o)                              70,400           7,146
Trizec Properties, Inc. (o)                           289,700           7,454
                                                                 ------------
                                                                       98,249
                                                                 ------------

Regional Malls - 14.6%
CBL & Associates Properties,
   Inc. (o)(N)                                         48,700           2,067
General Growth Properties, Inc. (o)                   356,300          17,413
Macerich Co. (The) (o)                                203,300          15,034
Mills Corp. (The) (o)(N)                                9,900             277
Simon Property Group, Inc. (o)(N)                     456,500          38,410
Taubman Centers, Inc. (o)(N)                           81,500           3,396
                                                                 ------------
                                                                       76,597
                                                                 ------------

                                                 Real Estate Securities Fund  31

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.4%
Extra Space Storage, Inc. (o)(N)                       78,900           1,356
Public Storage, Inc. (o)(N)                           199,575          16,212
Shurgard Storage Centers, Inc. Class A (o)(N)          25,200           1,679
U-Store-It Trust (o)                                  179,400           3,615
                                                                 ------------
                                                                       22,862
                                                                 ------------

Shopping Centers - 10.5%
Acadia Realty Trust (o)                                91,700           2,160
Developers Diversified Realty Corp. (o)               223,400          12,231
Equity One, Inc. (o)                                   56,900           1,397
Federal Realty Investors Trust (o)                    138,900          10,445
Inland Real Estate Corp. (o)(N)                        55,700             909
Kimco Realty Corp. (o)                                 92,900           3,775
Kite Realty Group Trust (o)                            53,000             845
Pan Pacific Retail Properties, Inc. (o)                95,583           6,777
Ramco-Gershenson Properties
   Trust (o)(N)                                        24,400             739
Regency Centers Corp. (o)                             236,600          15,897
                                                                 ------------
                                                                       55,175
                                                                 ------------

Specialty - 1.8%
Digital Realty Trust, Inc. (o)                        149,300           4,206
Plum Creek Timber Co., Inc. (o)                       141,600           5,229
                                                                 ------------
                                                                        9,435
                                                                 ------------

TOTAL COMMON STOCKS
(cost $328,144)                                                       503,008
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.4%
Frank Russell Investment Company
   Money Market Fund                               17,789,000          17,789
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $17,789)                                                         17,789
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 9.0%
State Street Securities Lending
   Quality Trust (X)                               46,862,503          46,863
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $46,863)                                                         46,863
                                                                 ------------

TOTAL INVESTMENTS - 108.5%
(identified cost $392,796)                                            567,660

OTHER ASSETS AND LIABILITIES,
NET - (8.5%)                                                          (44,368)
                                                                 ------------

NET ASSETS - 100.0%                                                   523,292
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 32  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 84.9%
Asset-Backed Securities - 4.7%
AAA Trust (p)
   Series 2005-2 Class A1
   4.918% due 11/26/35                                    125             125
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.118% due 07/25/34                                     94              94
ACE Securities Corp. (E)
   Series 2005-SD3 Class A
   5.218% due 08/25/45                                    537             537
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.318% due 02/25/33                                     90              91
   Series 2004-R10 Class A5
   5.208% due 11/25/34                                    134             134
   Series 2004-R8 Class A5
   5.188% due 09/25/34                                    417             418
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   5.038% due 02/25/34                                     12              12
   Series 2005-W4 Class A2A
   4.958% due 12/25/35                                    552             552
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    190             186
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   4.898% due 06/25/35                                     46              46
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     22              22
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     48              48
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    140             139
   Series 2004-BC1 Class M1 (E)
   5.318% due 02/25/34                                    105             106
   Series 2005-17 Class 1AF1 (E)
   5.018% due 12/25/36                                    874             874
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    320             315
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.992% due 03/25/36                                    305             304
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.088% due 12/25/35                                    320             321

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.468% due 08/25/33                                    175             176
   Series 2004-NC1 Class A3
   5.208% due 03/25/34                                    190             190
   Series 2004-SEA Class A2A
   5.108% due 03/25/34                                    164             164
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.518% due 12/25/33                                    265             266
   Series 2005-2 Class 2A2
   5.018% due 07/25/35                                    170             170
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    219             219
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.468% due 08/25/33                                    170             171
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   6.918% due 09/25/33                                    200             203
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.348% due 02/25/35                                    215             216
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   6.518% due 04/25/33                                    235             237
   Series 2003-3 Class M3
   6.818% due 06/25/33                                    150             151
   Series 2003-4 Class M2
   6.468% due 07/25/33                                    130             131
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   5.278% due 02/25/35                                    732             733
   Series 2005-WCW Class M1
   5.268% due 09/25/35                                    210             210
Parker Hannifin Employee Stock Ownership Trust
   (A)
   6.340% due 07/15/08                                    138             139
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                     85              84
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    230             228
Renaissance Home Equity Loan Trust
   Series 2002-2 Class A
   5.170% due 08/25/32                                    175             175

                                                              Core Bond Fund  33

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    175             175
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    205             206
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    120             120
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                     54              54
   Series 2004-RS8 Class AII1 (E)
   4.958% due 05/25/26                                      8               8
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.048% due 09/25/31                                     63              63
   Series 2003-KS1 Class M2 (E)
   6.568% due 01/25/33                                    106             107
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    450             436
   Series 2003-KS4 Class AIIB (E)
   5.108% due 06/25/33                                    171             171
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    395             392
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     17              18
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.298% due 10/25/33                                     51              51
   Series 2005-3 Class M2
   5.258% due 04/25/35                                    120             120
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    400             396
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    107             106
                                                                 ------------
                                                                       10,610
                                                                 ------------

Corporate Bonds and Notes - 11.7%
Amerada Hess Corp.
   6.650% due 08/15/11                                     85              89
   7.300% due 08/15/31                                    115             128
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35
American International Group, Inc. (p)
   4.700% due 10/01/10                                    245             237
   5.050% due 10/01/15                                    220             210
American RE Corp.
   Series B
   7.450% due 12/15/26                                    250             274

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    565             581
Ball Corp.
   6.625% due 03/15/18                                    210             209
Bank of America Corp.
   5.875% due 02/15/09                                     80              81
   7.800% due 02/15/10                                     30              32
BellSouth Corp.
   4.200% due 09/15/09                                     60              58
   6.550% due 06/15/34                                     35              35
Boeing Capital Corp.
   6.100% due 03/01/11                                     85              88
Boston Scientific Corp.
   5.500% due 11/15/15                                    195             194
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                     30              32
   6.875% due 12/01/27                                     25              27
   6.750% due 03/15/29                                     10              11
Campbell Soup Co.
   5.875% due 10/01/08                                     70              71
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    110             110
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    255             284
Cingular Wireless Services, Inc.
   8.750% due 03/01/31                                     70              89
CIT Group, Inc.
   5.750% due 09/25/07                                     75              75
   6.875% due 11/01/09                                     45              47
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.890% due 03/07/08                                    400             400
Citigroup, Inc.
   3.500% due 02/01/08                                    560             543
   6.500% due 01/18/11                                    130             136
   4.700% due 05/29/15                                    220             206
Clear Channel Communications, Inc.
   6.250% due 03/15/11                                    275             273
   5.750% due 01/15/13                                     55              52
Clorox Co.
   4.200% due 01/15/10                                    100              95
   5.000% due 01/15/15                                     70              67

 34  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     55              54
Comcast Cable Communications
   8.375% due 05/01/07                                    195             201
   6.750% due 01/30/11                                    105             109
Comcast Corp.
   6.450% due 03/15/37                                     70              67
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                     65              63
   6.500% due 01/15/12                                     25              26
   5.500% due 08/15/13                                     45              45
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                    180             178
Detroit Edison Co.
   6.350% due 10/15/32                                     90              91
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     40              41
DPL, Inc.
   6.875% due 09/01/11                                    133             139
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    230             268
Drummond Co., Inc. (p)
   7.375% due 02/15/16                                    815             813
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     20              21
El Paso Corp.
   8.050% due 10/15/30                                    400             411
Eli Lilly & Co.
   6.770% due 01/01/36                                    245             271
FedEx Corp.
   7.600% due 07/01/97                                     75              84
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                               510             277
   Series 15P
   Zero coupon due 03/07/19                                70              35
   Series 2P
   Zero coupon due 11/30/17                                60              33
   Series 6P
   Zero coupon due 08/03/18                               300             157
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    375             388
   Series C
   7.375% due 11/15/31                                    115             128
Ford Motor Co.
   7.700% due 05/15/97                                    335             235
Ford Motor Credit Co.
   5.800% due 01/12/09                                  1,000             913

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp.
   4.125% due 03/04/08                                    370             362
   4.875% due 10/21/10                                    725             710
General Electric Co. (E)
   4.910% due 12/09/08                                    200             200
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    280             267
Golden West Financial Corp.
   4.125% due 08/15/07                                    110             108
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    360             380
   5.350% due 01/15/16                                    685             662
Historic TW, Inc.
   9.125% due 01/15/13                                    205             237
   8.050% due 01/15/16                                    410             458
HJ Heinz Co.
   6.375% due 07/15/28                                     20              19
HJ Heinz Finance Co.
   6.750% due 03/15/32                                     55              54
HSBC Bank USA NA (E)
   Series BKNT
   5.000% due 09/21/07                                    500             501
Household Finance Corp.
   4.750% due 05/15/09                                    310             304
   6.375% due 11/27/12                                    245             254
Innophos Investments Holdings, Inc. (E)
   12.749% due 02/15/15                                    70              71
International Business Machines Corp.
   7.125% due 12/01/96                                    255             286
International Lease Finance Corp.
   6.375% due 03/15/09                                    125             128
International Paper Co.
   6.750% due 09/01/11                                    100             104
   5.500% due 01/15/14                                    170             163
ITT Industries, Inc.
   7.400% due 11/15/25                                    100             113
Johnson Controls, Inc.
   5.250% due 01/15/11                                     75              74
   5.500% due 01/15/16                                    150             145
JPMorgan Chase & Co.
   5.150% due 10/01/15                                    220             211
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    510             533
KeySpan Corp.
   7.625% due 11/15/10                                    150             162

                                                              Core Bond Fund  35

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kraft Foods, Inc.
   5.250% due 06/01/07                                     60              60
   5.625% due 11/01/11                                    600             601
Kroger Co. (The)
   6.750% due 04/15/12                                     40              42
   8.000% due 09/15/29                                     15              17
   7.500% due 04/01/31                                     10              11
Lehman Brothers Holdings, Inc.
   5.000% due 01/14/11                                    275             269
   5.500% due 04/04/16                                    110             108
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                     84              82
May Department Stores Co. (The)
   4.800% due 07/15/09                                     65              64
   5.750% due 07/15/14                                    100              99
Merrill Lynch & Co., Inc.
   Series MTNC
   4.250% due 02/08/10                                    665             639
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    165             163
Monumental Global Funding II (p)
   4.625% due 03/15/10                                     95              92
Morgan Stanley
   6.750% due 04/15/11                                    255             268
   Series GMTN (E)
   4.830% due 02/09/09                                    500             500
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    120             127
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     70              71
News America Holdings, Inc.
   7.750% due 12/01/45                                     65              70
   7.900% due 12/01/95                                     90              97
   8.250% due 10/17/96                                     20              22
News America, Inc.
   6.750% due 01/09/38                                     20              20
Nisource Finance Corp.
   7.875% due 11/15/10                                    175             190
Norfolk Southern Corp.
   7.700% due 05/15/17                                     20              23
   7.050% due 05/01/37                                     40              45
   7.900% due 05/15/97                                    185             225
   6.000% due 03/15/2105                                  105              97
Occidental Petroleum Corp.
   9.250% due 08/01/19                                     95             125
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              20
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     65              62
   4.200% due 03/01/11                                    170             160
   6.050% due 03/01/34                                     65              64

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pemex Project Funding Master Trust (p)
   5.750% due 12/15/15                                    100              96
Progress Energy, Inc.
   7.100% due 03/01/11                                    165             175
   7.000% due 10/30/31                                    120             129
Qwest Corp.
   7.625% due 06/15/15                                    200             214
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    285             275
Safeway, Inc.
   7.250% due 02/01/31                                     25              26
SBC Communications, Inc.
   4.125% due 09/15/09                                    100              96
   6.450% due 06/15/34                                      5               5
   6.150% due 09/15/34                                    130             123
Six Flags, Inc.
   9.625% due 06/01/14                                    230             232
Sprint Capital Corp.
   8.375% due 03/15/12                                    290             328
   6.875% due 11/15/28                                    170             175
   8.750% due 03/15/32                                    120             150
Tele-Communications, Inc.
   9.800% due 02/01/12                                    140             165
   7.875% due 08/01/13                                    495             543
Time Warner, Inc.
   6.750% due 04/15/11                                     20              21
Tyson Foods, Inc.
   8.250% due 10/01/11                                    135             144
   6.600% due 04/01/16                                     65              64
Union Pacific Corp.
   5.750% due 10/15/07                                     55              55
   3.625% due 06/01/10                                     65              61
   6.125% due 01/15/12                                    120             123
Union Planters Corp.
   7.750% due 03/01/11                                     50              55
UnitedHealth Group, Inc.
   5.375% due 03/15/16                                    170             166
Verizon Communications, Inc.
   5.550% due 02/15/16                                    305             294
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    420             446
   5.850% due 09/15/35                                    295             265
Wachovia Capital Trust III (f)
   5.800% due 08/29/49                                    110             108
WellPoint, Inc.
   5.250% due 01/15/16                                    110             106

 36  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo & Co.
   4.625% due 08/09/10                                    310             301
   4.950% due 10/16/13                                     65              63
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             334
Wyeth
   5.500% due 03/15/13                                     55              54
   5.500% due 02/01/14                                     35              35
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    245             262
                                                                 ------------
                                                                       26,445
                                                                 ------------

International Debt - 5.2%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    150             153
AXA SA
   8.600% due 12/15/30                                     50              64
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    300             281
Brazilian Government International Bond
   7.875% due 03/07/15                                    100             108
   8.875% due 04/15/24                                    570             659
British Telecommunications PLC
   8.375% due 12/15/10                                     90             100
   8.875% due 12/15/30                                    125             160
Colombia Government International Bond
   8.125% due 05/21/24                                    135             151
Conoco Funding Co.
   6.350% due 10/15/11                                    460             480
Deutsche Telekom International Finance BV (E)
   8.000% due 06/15/10                                     15              16
   8.250% due 06/15/30                                     75              90
Egypt Government AID Bonds
   4.450% due 09/15/15                                    390             368
EnCana Corp.
   6.500% due 08/15/34                                     60              63
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    210             198
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                120             116
   5.125% due 02/14/11                                    100              98
Gazprom OAO (p)
   8.625% due 04/28/34                                     80              98
Intelsat, Ltd.
   6.500% due 11/01/13                                    200             149
Ispat Inland ULC
   9.750% due 04/01/14                                    254             287
Kerzner International, Ltd.
   6.750% due 10/01/15                                    135             142

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Korea Development Bank
   4.250% due 11/13/07                                     50              49
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     60              58
Mexico Government International Bond
   8.300% due 08/15/31                                    210             254
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    200             200
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 04/25/49                                    110             108
Panama Government International Bond
   9.375% due 07/23/12                                    100             116
Peru Government International Bond
   9.875% due 02/06/15                                    100             118
Petrobras International Finance Co.
   8.375% due 12/10/18                                    285             323
Philippine Government International Bond
   7.750% due 01/14/31                                    230             232
Poland Government International Bond
   (Step Up, 5.000%, 10/27/14)
   4.750% due 10/27/24                                    200             185
Province of Quebec Canada
   5.000% due 07/17/09                                     20              20
   6.125% due 01/22/11                                    630             651
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                     75              71
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    250             238
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    255             247
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    550             616
Royal KPN NV
   8.000% due 10/01/10                                    275             295
Russia Government International Bond
   8.250% due 03/31/10                                    200             212
   5.000% due 03/31/30 (p)                                405             443
   5.000% due 03/31/30                                    300             329
Santander Financial Issuances
   6.375% due 02/15/11                                    110             114
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             146

                                                              Core Bond Fund  37

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (E)(f)(p)
   5.625% due 07/29/49                                    300             291
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    124             128
Telecom Italia Capital SA
   4.000% due 01/15/10                                    600             564
   5.250% due 10/01/15                                    155             144
Telefonica Europe BV
   7.750% due 09/15/10                                    645             694
TELUS Corp.
   8.000% due 06/01/11                                    480             529
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                     95              95
Tyco International Group SA
   6.750% due 02/15/11                                    315             328
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     35              37
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    150             148
                                                                 ------------
                                                                       11,764
                                                                 ------------

Mortgage-Backed Securities - 51.6%
ABN Amro Mortgage Corp.
   Series 2003-13 Class A3
   5.500% due 01/25/34                                  1,471           1,364
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.058% due 07/25/35                                    451             452
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    210             204
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    465             456
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    300             289
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    170             167
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                    576             557
   Series 2005-D Class A1 (E)
   4.115% due 05/25/35                                    177             171
   Series 2006-A Class 3A2
   5.960% due 02/20/36                                    255             256
   Series 2006-A Class 4A1 (E)
   5.576% due 02/20/36                                    549             545
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     23              22

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    469             460
   Series 2005-L Class 3A1 (E)
   5.457% due 01/25/36                                    262             259
Bank of America Alternative Loan Trust (E)
   Series 2003-10 Class 2A2
   5.268% due 12/25/33                                    290             292
   Series 2003-2 Class CB2
   5.318% due 04/25/33                                    138             139
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2003-1 Class 6A1
   5.062% due 04/25/33                                     90              89
   Series 2003-8 Class 4A1
   4.678% due 01/25/34                                    196             193
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.415% due 05/25/35                                    383             383
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                     98              97
   Series 2006-WF1 Class A2F
   5.657% due 03/25/36                                    325             325
Countrywide Alternative Loan Trust (E)
   Series 2004-2CB Class 1A4
   5.218% due 03/25/34                                    599             601
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2004-16 Class 1A1
   5.218% due 09/25/34                                    579             581
   Series 2005-3 Class 1A2
   5.108% due 04/25/35                                     73              73
   Series 2005-HYB Class 3A2
   5.250% due 11/20/25                                     96              95
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    325             329
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.829% due 03/10/32                                  3,632              87
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   5.956% due 07/19/44                                    201             203

 38  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   15 Year TBA (I)
   4.500%                                               1,250           1,195
   5.000%                                               1,740           1,696
   5.500%                                                 270             268
   30 Year TBA (I)
   4.500%                                                 790             729
   5.000%                                               5,895           5,610
   5.500%                                              19,235          18,765
   6.000%                                               1,830           1,829
   6.500%                                                 460             469
   6.000% due 2016                                         23              23
   4.340% due 2017 (E)                                     87              86
   5.000% due 2017                                        713             698
   6.000% due 2017                                        131             133
   4.500% due 2018                                        405             388
   5.000% due 2018                                        314             308
   4.500% due 2019                                        462             443
   5.000% due 2019                                      1,627           1,589
   4.500% due 2020                                        689             660
   5.000% due 2020                                      2,829           2,758
   5.500% due 2020                                        127             127
   5.500% due 2029                                         99              97
   6.000% due 2032                                        672             673
   7.000% due 2032                                        313             322
   3.909% due 2033 (E)                                    436             426
   4.677% due 2033 (E)                                    256             254
   5.000% due 2033                                        700             668
   5.500% due 2033                                      3,452           3,378
   6.000% due 2033                                        263             264
   5.000% due 2034                                        816             778
   5.500% due 2034                                      5,375           5,256
   6.000% due 2034                                        448             449
   5.000% due 2035                                        936             891
   5.500% due 2035                                     25,022          24,442
   6.000% due 2035                                      1,041           1,041
   6.500% due 2035                                        848             864
   4.604% due 2036 (E)                                    622             625
   6.000% due 2036                                        113             113
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    322             328
   Series 2003-32 Class FH (E)
   5.218% due 11/25/22                                    437             440
   Series 2003-78 Class FI (E)
   5.218% due 01/25/33                                    424             427
   Series 2004-21 Class FL (E)
   5.168% due 11/25/32                                    234             235
   Series 2005-120 Class UF (E)
   5.168% due 03/25/35                                    491             490
   Series 2005-65 Class FP (E)
   5.068% due 08/25/35                                    371             371
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   4.285% due 11/28/35                                     23              23

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     63              64
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    138             137
   Series 2005-63 Class 1A1 (E)
   4.818% due 02/25/45                                     81              81
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.523% due 10/25/35                                    144             142
Freddie Mac
   30 Year TBA (I)
   5.000%                                               3,300           3,139
   5.500%                                               3,120           3,046
   6.000%                                                 270             270
   5.790% due 2030 (E)                                      3               3
   4.623% due 2034 (E)                                    310             310
   Series 2000-226 Class F (E)
   5.199% due 11/15/30                                     26              26
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    378             375
   Series 2003-269 Class FE (E)
   5.349% due 12/15/28                                    421             426
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    444              29
   Series 2004-277 Class UF (E)
   5.049% due 06/15/33                                    564             566
   Series 2004-281 Class DF (E)
   5.199% due 06/15/23                                    165             166
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    226              36
   Series 2005-294 Class FA (E)
   4.919% due 03/15/20                                    321             321
   Series 2005-305 Class JF (E)
   5.049% due 10/15/35                                    381             381
Freddie Mac Gold
   6.000% due 2016                                         42              43
   5.000% due 2018                                        329             322
   5.500% due 2020                                      1,322           1,315
   5.000% due 2033                                        257             246

                                                              Core Bond Fund  39

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.
   Series 2006-C1 Class A4
   5.519% due 03/10/44                                    525             518
Ginnie Mae I
   6.000% due 2029                                         18              18
Ginnie Mae II (E)
   4.375% due 2026                                        310             311
   4.750% due 2027                                         21              21
   3.750% due 2032                                        217             216
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.300% due 11/19/35                                    455             449
Government National Mortgage Association (E)
   Series 2000-29 Class F
   5.276% due 09/20/30                                     37              37
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    285             280
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    580             571
GS Mortgage Securities Corp. II
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    170             170
Harborview Mortgage Loan Trust
   Series 2005-14 Class 3A1A
   5.323% due 12/19/35                                    141             139
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.068% due 06/25/34                                    134             134
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   5.018% due 11/25/34                                     19              19
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    376             361
   Series 2005-LDP Class A4
   5.179% due 12/15/44                                    350             342
   Series 2006-CB1 Class A4
   5.481% due 12/12/44                                    260             258
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.985% due 06/15/29                                    640             633
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    685             679
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.654% due 06/25/33                                    210             207

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.318% due 12/25/33                                    470             472
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                    790             770
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   4.989% due 06/15/30                                    305             304
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    405             393
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.110% due 04/25/29                                    140             140
Morgan Stanley Capital I
   Series 2006-HQ8 Class A4
   5.561% due 03/12/44                                    470             466
Nomura Asset Acceptance Corp. (E)
   Series 2005-AP1 Class 2A1
   4.968% due 02/25/35                                     87              87
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.218% due 02/25/34                                     61              62
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.418% due 04/25/34                                     88              88
   Series 2004-QS8 Class A4 (E)
   5.218% due 06/25/34                                    443             444
   Series 2005-QA1 Class A41
   5.733% due 09/25/35                                    524             522
   Series 2005-QA8 Class NB3
   5.527% due 07/25/35                                    316             312
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.268% due 02/25/34                                    491             493
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   5.218% due 07/25/18                                    252             253
   Series 2003-S5 Class 1A2
   5.268% due 11/25/18                                    249             251
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   5.126% due 10/19/26                                    154             154
   Series 2004-3 Class A
   5.306% due 05/20/34                                    925             925

 40  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                    982             932
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    650             638
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                    660             638
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.368% due 10/25/33                                    441             444
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                    383             377
   Series 2005-AR1 Class A1A1 (E)
   5.108% due 10/25/45                                     94              95
   Series 2005-AR1 Class A1C1 (E)
   5.008% due 12/25/45                                    467             467
   Series 2005-AR6 Class B3 (E)
   5.478% due 04/25/45                                    255             253
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    544             536
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    397             390
                                                                 ------------
                                                                      117,031
                                                                 ------------

Municipal Bonds - 1.0%
City of Chicago Illinois General Obligation
   Unlimited (u)
   weekly demand
   5.000% due 01/01/34                                    600             616
City of New York New York General Obligation
   Unlimited
   weekly demand
   5.000% due 03/01/30                                    100             103
Eagle Mountain & Saginaw Independent School
   District General Obligation Unlimited weekly
   demand
   4.750% due 08/15/33                                    600             600
Golden State Tobacco Securitization Corp.
   Revenue Bonds
   weekly demand
   6.750% due 06/01/39                                    400             450
Tobacco Settlement Financing Corp. Revenue Bonds
   4.375% due 06/01/19                                     75              75
   6.250% due 06/01/43                                    200             216

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
University of Texas Revenue Bonds weekly demand
   5.000% due 08/15/33                                    100             103
                                                                 ------------
                                                                        2,163
                                                                 ------------

Non-US Bonds - 0.4%
Quebec Residual
   Zero coupon due 12/01/36                      CAD      490              94
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      400             725
                                                                 ------------
                                                                          819
                                                                 ------------

United States Government Agencies - 2.1%
Fannie Mae
   3.875% due 02/15/10                                    710             679
   4.375% due 03/15/13                                    345             329
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                                80              47
   Zero coupon due 06/06/16                               230             134
   Zero coupon due 12/27/16                               275             156
   Zero coupon due 10/06/17                               460             252
   Zero coupon due 11/30/17                               680             369
   Zero coupon due 02/08/18                                65              35
   Zero coupon due 04/06/18                               335             178
   Zero coupon due 05/11/18                                95              50
   Zero coupon due 08/03/18                               605             316
   Zero coupon due 11/02/18                               485             250
   Zero coupon due 12/06/18                               245             125
   Zero coupon due 12/27/18                               670             342
   Zero coupon due 04/05/19                               380             191
   Zero coupon due 09/26/19                               665             325
Freddie Mac
   2.750% due 03/15/08                                    210             201
   4.750% due 01/18/11                                    555             546
Residual Funding
   Principal Only STRIP
   Zero coupon due 10/15/20                               600             282
                                                                 ------------
                                                                        4,807
                                                                 ------------

United States Government Treasuries - 8.2%
United States Treasury Inflation Indexed Bonds
   2.000% due 07/15/14                                  1,625           1,585
   2.375% due 01/15/25                                    421             423
   2.000% due 01/15/26                                    599             568

                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Notes
   4.375% due 05/15/07                                  2,010           1,999
   4.375% due 12/31/07                                  3,340           3,313
   6.000% due 08/15/09                                    240             249
   4.375% due 12/15/10                                  6,095           5,979
   4.250% due 08/15/15                                    390             371
   8.750% due 05/15/17                                     15              20
   6.000% due 02/15/26                                  3,765           4,201
                                                                 ------------
                                                                       18,708
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $194,554)                                                       192,347
                                                                 ------------

PREFERRED STOCKS - 0.4%
Financial Services - 0.2%
DG Funding Trust (A)                                       49             519
                                                                 ------------

Utilities - 0.2%
Rural Cellular Corp. (AE)                                 300             365
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $882)                                                               884
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2006 93.25 Put (41)                              9,558              --
   Dec 2006 91.75 Put (13)                              2,982              --
   Dec 2006 92.00 Put (56)                             12,880              --
   Dec 2006 92.25 Put (36)                              8,303              --
   Dec 2006 92.50 Put (25)                              5,781              --
   Dec 2006 92.75 Put (24)                              5,565              --
   Mar 2007 92.00 Put (9)                               2,070              --
   Mar 2007 92.25 Put (22)                              5,074              --

-----------------------------------------------------------------------------
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
                                                 ------------

Swaptions
   USD Three Month LIBOR
   (Fund Pays)/USD 4.500% (Fund Receives)
   Apr 2006 0.00 Call (1)                               2,000              --
   USD Three Month LIBOR (Fund Pays)/USD 4.500%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                               3,000              --
   USD Three Month LIBOR (Fund Pays)/USD 4.750%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                               2,000              --
   USD Three Month LIBOR (Fund Pays)/USD 4.250%
   (Fund Receives)
   Oct 2006 0.00 Call (1)                               2,000              --
   USD Three Month LIBOR (Fund Pays)/USD 4.500%
   (Fund Receives)
   Oct 2006 0.00 Call (2)                               5,000               1
   USD Three Month LIBOR (Fund Pays)/USD 4.800%
   (Fund Receives)
   Dec 2006 0.00 Call (1)                               3,000               2
   USD Three Month LIBOR (Fund Pays)/USD 5.00%
   (Fund Receives)
   Mar 2007 0.00 Call (2)                               4,000              14
Cross Currency Options
   USD (Fund Pays) JPY (Fund Receives)
   May 2006 115.00 Put (3)                                600               9
   USD (Fund Pays) JPY (Fund Receives)
   May 2006 116.00 Put (1)                                300               7
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $103)                                                                33
                                                                 ------------


 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series D                                         2,496,000              34
   Series E                                         1,900,000              47
                                                                 ------------
                                                                           81
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc
   2010 Warrants (AE)(p)                                  175              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $29)                                                                 81
                                                                 ------------

SHORT-TERM INVESTMENTS - 32.1%
American General Finance Corp. (E)
   Series MTNG
   4.980% due 03/23/07                                    100             100
ANZ, Inc. Discount Notes (c)(z)
   4.645% due 05/16/06                                  3,000           2,982
Barclays Bank PLC (z)
   4.525% due 01/29/07                                  1,100           1,103
BNP Paribas (c)(z)
   4.420% due 04/04/06                                  2,800           2,799
Brazilian Government International Bond (E)
   5.188% due 04/15/06                                     16              16
CBA (DE) Finance Discount Note (z)
   4.660% due 05/22/06 (c)                              2,500           2,483
   4.810% due 06/19/06                                    800             792
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     50              50
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.100% due 11/17/06                                    600             600
Dexia Del LLC (z)
   4.840% due 06/27/06                                  3,000           2,963
DNB NOR Bank ASA (c)(z)
   4.735% due 04/24/06                                  2,200           2,193
Duke Capital LLC
   4.302% due 05/18/06                                     70              70
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     30              30
Fannie Mae (E)
   4.810% due 09/22/06                                    400             400

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association Discount
   Notes (z)
   4.735% due 06/21/06                                  3,000           2,969
   4.678% due 06/28/06                                  3,000           2,964
Ford Motor Credit Co. (E)
   5.880% due 03/21/07                                    500             493
France Treasury Bills BTF
   Zero coupon due 05/04/06                      EUR      550             665
Frank Russell Investment Company Money Market
   Fund                                            19,031,000          19,031
Freddie Mac Discount Notes (c)(z)
   4.354% due 05/16/06                                  2,000           1,989
General Electric Capital Corp. (z)
   4.870% due 06/29/06                                  3,000           2,963
General Motors Acceptance Corp. (E)
   5.520% due 04/13/06                                    800             799
German Treasury Bills
   Zero coupon due 07/12/06                      EUR      300             361
   Zero coupon due 09/13/06                      EUR      400             479
HBOS Treasury Service PLC (z)
   4.610% due 05/09/06 (c)                              2,000           1,990
   4.780% due 06/09/06                                  1,300           1,288
ING US Funding, LLC (c)(z)
   4.480% due 04/19/06                                  2,900           2,893
Nordea North America, Inc. (c)(z)
   4.500% due 04/20/06                                  2,900           2,893
   4.550% due 04/25/06                                    300             299
Rabobank USA Financial Corp. (c)(z)
   4.830% due 04/03/06                                    100             100
RC Trust 1 Equity Preferred
   7.000% due 05/15/06                                    290             145
San Paolo IMI US Financial Co. (c)(z)
   4.710% due 05/30/06                                  1,600           1,588
Societe Generale NA (z)
   4.420% due 04/04/06 (c)                              1,300           1,299
   4.670% due 05/23/06 (c)                                800             795
   4.760% due 06/12/06                                  1,200           1,189
Spintab Swedmortgage AB (c)(z)
   4.550% due 04/25/06                                  1,100           1,097
Swedbank (c)(z)
   4.605% due 05/09/06                                  2,100           2,090
UBS Financial Del, LLC (z)
   4.480% due 04/20/06 (c)                                500             499
   4.640% due 06/06/06                                  2,700           2,677

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Bills (z)(sec.)
   4.436% due 06/01/06                                     10              10
   4.451% due 06/01/06                                     10              10
   4.476% due 06/01/06                                     30              30
   4.500% due 06/01/06                                     10              10
   4.510% due 06/01/06                                    185             184
   4.490% due 06/15/06                                     30              30
   4.500% due 06/15/06                                    380             376
   4.525% due 06/15/06                                     20              20
   4.759% due 08/31/06                                     50              49
United States Treasury Inflation Indexed Bonds
   (sec.)
   3.375% due 01/15/07                                    125             126
United States Treasury Notes
   7.000% due 07/15/06                                     85              86
   3.000% due 12/31/06                                  1,805           1,780
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $72,708)                                                         72,847
                                                                 ------------

TOTAL INVESTMENTS - 117.4%
(identified cost $268,276)                                            266,192

OTHER ASSETS AND LIABILITIES,
NET - (17.4%)                                                         (39,419)
                                                                 ------------

NET ASSETS - 100.0%                                                   226,773
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/06 (129)                             30,555               (130)
   expiration date 03/07 (104)                             24,647               (111)
   expiration date 06/07 (76)                              18,019                (74)
   expiration date 09/07 (55)                              13,043                (47)
   expiration date 12/07 (36)                               8,537                (27)
   expiration date 03/08 (3)                                  711                 --

United States Treasury Bonds
   expiration date 06/06 (11)                               1,200                (39)

United States Treasury 2 Year Notes
   expiration date 06/06 (65)                              13,251                (20)

United States Treasury 5 Year Notes
   expiration date 06/06 (50)                               5,222                (28)

United States Treasury 10 Year Notes
   expiration date 06/06 (17)                               1,808                (17)

Short Positions
United States Treasury 10 Year Notes
   expiration date 06/06 (28)                               2,979                 25
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (468)
                                                                     ===============


OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 95.50 Call (4)                                    955                 --
   Sep 2006 95.00 Put (3)                                     713                 (2)
   Sep 2006 95.25 Put (19)                                  4,524                (25)
   Sep 2006 95.50 Put (4)                                     955                 (8)
   Dec 2006 95.00 Put (11)                                  2,613                (10)
   Dec 2006 95.25 Put (98)                                 23,336               (136)
   Dec 2006 95.50 Put (15)                                  3,581                (29)
   Mar 2007 95.25 Put (4)                                     953                 (6)

Swaptions
   GBP 4.500% (Fund Pays)/GBP Six Month LIBOR
   (Fund Receives)
   Dec 2006 0.00 Put (1)                                    3,475                (13)

------------------------------------------------------------------------------------
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN, CONTINUED                            AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------

USD Three Month LIBOR (Fund Pays)/USD 4.540%
   (Fund Receives)
   Apr 2006 0.00 Call (1)                                   1,000                 --

USD Three Month LIBOR (Fund Pays)/USD 4.780%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                                   1,000                 (1)

USD Three Month LIBOR (Fund Pays)/USD 4.300%
   (Fund Receives)
   Oct 2006 0.00 Call (1)                                   1,000                 --

USD Three Month LIBOR (Fund Pays)/USD 4.540%
   (Fund Receives)
   Oct 2006 0.00 Call (1)                                   1,000                 --

USD Three Month LIBOR (Fund Pays)/USD 4.560%
   (Fund Receives)
   Oct 2006 0.00 Call (1)                                   1,000                 (1)

USD Three Month LIBOR (Fund Pays)/USD 4.850%
   (Fund Receives)
   Dec 2006 0.00 Call (1)                                   1,000                 (3)

USD Three Month LIBOR (Fund Pays)/USD 5.040%
   (Fund Receives)
   Mar 2007 0.00 Call (2)                                   2,000                (16)

USD Three Month LIBOR (Fund Pays)/USD 4.530%
   (Fund Receives)
   Aug 2007 0.00 Call (1)                                   1,000                 --

Cross Currency Option
   USD (Fund Pays)/JPY (Fund Receives)
   May 2006 112.00 Put (3)                                    600                 (3)

United States Treasury Notes
   10 Year Futures
   May 2006 108.00 Call (2)                                   216                 --
   May 2006 109.00 Call (15)                                1,635                 (1)
   May 2006 105.00 Put (31)                                 3,255                 (9)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $236)                                                               (263)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  45

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             111      CNY           859    03/19/07                 --
USD           1,805      EUR         1,510    06/23/06                 34
USD             581      GBP           331    05/03/06                 (5)
USD              27      JPY         3,168    05/15/06                 --
USD              43      JPY         5,090    05/15/06                 --
USD              47      JPY         5,512    05/15/06                 --
USD             134      JPY        15,629    05/15/06                 --
USD             157      JPY        18,369    05/15/06                 --
USD             567      JPY        66,134    05/15/06                 (1)
USD           1,085      JPY       127,290    05/15/06                  3
USD             537      JPY        59,740    09/20/06                (18)
USD             567      JPY        64,150    09/20/06                (10)
EUR             170      USD           205    06/23/06                 (2)
EUR             200      USD           243    06/23/06                 (1)
EUR             230      USD           282    06/23/06                  2
EUR             346      USD           424    06/30/06                  2
JPY         123,890      USD         1,085    09/20/06                  8
                                                           --------------
Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  12
                                                           ==============

INDEX SWAP CONTRACT
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 1 Month USD LIBOR -
   High Yield Index              Bear Stearns       USD    1,000    minus 0.200%             07/01/06                     3
                                                                                                           ----------------
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contract                                                  3
                                                                                                           ================

INTEREST RATE SWAPS CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        MARKET
      COUNTER             NOTIONAL                                                                   TERMINATION        VALUE
       PARTY               AMOUNT            FUND RECEIVES                   FUND PAYS                   DATE             $
--------------------   --------------   ------------------------   ------------------------------   --------------   ------------
Bank of America          USD      400   5.000%                     3 Month LIBOR                       06/21/36               (29)
Barclays Bank PLC        GBP       50   5.000%                     6 Month LIBOR                       06/16/11                 1
Barclays Bank PLC        USD    1,500   5.000%                     3 Month LIBOR                       06/21/08                (8)
BNP Paribas               EUR     500   2.090%                     Consumer Price Index (France)       10/15/10                 1
Deutsche Bank            USD      400   5.000%                     3 Month LIBOR                       06/21/36               (29)
Goldman Sachs            USD      200   5.000%                     3 Month LIBOR                       06/21/16                (6)
Lehman Brothers          USD    4,700   5.000%                     3 Month LIBOR                       06/21/11               (66)
Lehman Brothers          USD      200   5.000%                     3 Month LIBOR                       12/15/35                (9)
Merrill Lynch            GBP      100   4.000%                     6 Month LIBOR                       12/15/35                --
                                                                                                                     ------------
Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($26)                                     (145)
                                                                                                                     ============

See accompanying notes which are an integral part of the schedules of investments.

 46  Core Bond Fund

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(I)   Forward commitment.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(o)   In default.
(B)   Illiquid security.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PEN - Peruvian nouveau sol
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PHP - Philippine peso
   BRL - Brazilian real                    HUF - Hungarian forint                  PLN - Polish zloty
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             ITL - Italian lira                      SKK - Slovakian koruna
   COP - Colombian peso                    JPY - Japanese yen                      THB - Thai baht
   CRC - Costa Rica colon                  KES - Kenyan schilling                  TRY - Turkish lira
   CZK - Czech koruna                      KRW - South Korean won                  USD - United States dollar
   DKK - Danish krone                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 VND - Vietnamese dong
   EUR - Euro                              NZD - New Zealand dollar                ZAR - South African rand

                                           Notes to Schedules of Investments  47

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT -- MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series investment company with five different investment portfolios referred to as Funds. These financial statements report on all five of the Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Frank Russell Investment Management Company ("FRIMCo" or "Adviser").

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

 48  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development, a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

                                                   Notes to Quarterly Report  49

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Non-U.S. and Core Bond Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Non-U.S. and Core Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at March 31, 2006 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce

 50  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Core Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Core Bond Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Core Bond Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Core Bond Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Core Bond Fund's custodian. To the extent that the Core Bond Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Core Bond Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Core Bond Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

                                                   Notes to Quarterly Report  51

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment in International and Emerging Markets

   Investing in international and emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended March 31, 2006 were as follows:

                                                       NON-U.S. FUND                                 CORE BOND FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2005                          11    $            42,642                    183    $           184,555
   Opened                                                 70                311,933                     76                 64,400
   Closed                                                (48)              (216,859)                    --                     --
   Expired                                                --                     --                    (40)               (12,526)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding March 31, 2006                             33    $           137,716                    219    $           236,429
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of March 31, 2006, the non-cash collateral received for the securities on loan in the Aggressive Equity Fund was $117,800. The non-cash collateral consists of a pool of US Government securities.

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company ("FRIC") Money Market Fund. FRIC is a registered investment company that employs the same investment adviser as the Investment Company. As of March 31, 2006, $94,004,000 of the Money Market Fund's net assets represents investments by the Funds.

 52  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                REAL ESTATE
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY       NON-U.S.          SECURITIES         CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    350,457,230    $    258,057,967    $    387,451,203   $    393,747,905   $    268,470,958
                                   ================    ================    ================   ================   ================
   Unrealized Appreciation         $     45,025,879    $     41,221,623    $     75,325,766   $    174,960,829   $      1,131,173
   Unrealized Depreciation               (3,719,209)         (3,430,367)         (1,629,539)        (1,048,486)        (3,410,269)
                                   ----------------    ----------------    ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                $     41,306,670    $     37,791,256    $     73,696,227   $    173,912,343   $     (2,279,096)
                                   ================    ================    ================   ================   ================

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Aggressive Equity Fund - 0.3%
   Castlepoint Holdings, Ltd.                   03/27/06            30,900             10.00               309               309
   Diamondrock Hospitality Co.                  06/29/04            20,800             10.00               208               285
   Jermyn Investments                           05/27/04             9,200             15.00               138               152
                                                                                                                  --------------
                                                                                                                             746
                                                                                                                  ==============
   Core Bond Fund - 0.3%
   DG Funding Trust                             11/04/03                49         10,537.12               516               519
   Parker Hannifin Employee Stock
      Ownership Trust                           03/09/99           137,847            100.00               138               139
                                                                                                                  --------------
                                                                                                                             658
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                                   Notes to Quarterly Report  53

RUSSELL INVESTMENT FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
   As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

   The Board has delegated to FRIMCo, as RIF's investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

 54  Shareholder Requests for Additional Information

(RUSSELL LOGO)

Russell Investment Funds

909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-095 (1 03/06)

ITEM 2. CONTROLS AND PROCEDURES

      (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

      (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

      (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS

By:    /s/ Greg J. Stark
     ---------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date: May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Greg J. Stark
     ---------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date: May 24, 2006


By:    /s/ Mark E. Swanson
     ---------------------------------------------------------------------------
         Mark E. Swanson
         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  May 24, 2006